EQUITABLE AMERICA VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account A indicated in the table below as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account A as of December 31, 2024, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

1290 VT Equity Income	EQ/Money Market
1290 VT GAMCO Mergers & Acquisitions	EQ/Morgan Stanley Small Cap Growth
1290 VT GAMCO Small Company Value	EQ/PIMCO Ultra Short Bond
1290 VT Socially Responsible	EQ/Quality Bond PLUS
BNY Mellon Stock Index Fund, Inc.	EQ/Small Company Index
EQ/AB Small Cap Growth	EQ/JP Morgan Growth Stock
EQ/Aggressive Allocation	EQ/Value Equity
EQ/All Asset Growth Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Capital Group Research	Franklin Income VIP Fund
EQ/Conservative Allocation	Franklin Rising Dividends VIP Fund
EQ/Conservative-Plus Allocation	Invesco V.I. Diversified Dividend Fund
EQ/Core Bond Index	Invesco V.I. Global Core Equity Fund
EQ/Core Plus Bond	Invesco V.I. Global Fund
EQ/Global Equity Managed Volatility	Invesco V.I. Health Care Fund
EQ/Intermediate Government Bond	Invesco V.I. Technology Fund
EQ/Janus Enterprise	Janus Henderson Balanced Portfolio
EQ/Large Cap Growth Managed Volatility	Janus Henderson Enterprise Portfolio
EQ/Large Cap Value Index	Janus Henderson Forty Portfolio
EQ/Large Cap Value Managed Volatility	Janus Henderson Global Research Portfolio
EQ/Loomis Sayles Growth Portfolio	Janus Henderson Overseas Portfolio
EQ/MFS International Growth	MFS® Utilities Series
EQ/Mid Cap Index	PIMCO Global Bond Opportunities Portfolio
(Unhedged)
EQ/Mid Cap Value Managed Volatility	ProFund VP Bear
EQ/ Moderate Allocation	ProFund VP Rising Rates Opportunity
EQ/Moderate-Plus Allocation	ProFund VP Ultrabull

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 10, 2025

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account A since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Separate Account.

Equitable America Variable Account A

Statement of Assets and Liabilities

December 31, 2024

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Assets:
Investments in shares of the Portfolios, at fair value	$7,810,871	$727,011	$82,037,517	$1,853,493	$17,010,964	$908,361
Receivable for shares of the Portfolios sold	9,001	782	32,752	195	4,905	516
Total assets	7,819,872	727,793	82,070,269	1,853,688	17,015,869	908,877

Liabilities:
Payable for policy-related transactions	9,001	782	32,752	195	4,905	516
Total liabilities	9,001	782	32,752	195	4,905	516

Net Assets	$7,810,871	$727,011	$82,037,517	$1,853,493	$17,010,964	$908,361

Net Assets:
Accumulation unit values	$7,810,871	$727,011	$82,037,517	$1,853,493	$17,010,964	$908,361
Total Net Assets	$7,810,871	$727,011	$82,037,517	$1,853,493	$17,010,964	$908,361

Investments in shares of the Portfolios, at cost	8,236,782	717,837	54,295,208	1,596,831	9,908,963	959,712

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2024

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*
Assets:
Investments in shares of the Portfolios, at fair value	$1,342,302	$65,908,147	$22,358,362	$574,542	$785,358	$7,548,216
Receivable for shares of the Portfolios sold	52	42,055	36,042	4,716	729	3,341
Total assets	1,342,354	65,950,202	22,394,404	579,258	786,087	7,551,557

Liabilities:
Payable for policy-related transactions	52	42,055	36,042	4,716	729	3,341
Total liabilities	52	42,055	36,042	4,716	729	3,341

Net Assets	$1,342,302	$65,908,147	$22,358,362	$574,542	$785,358	$7,548,216

Net Assets:
Accumulation unit values	$1,342,302	$65,908,147	$22,358,362	$574,542	$785,358	$7,548,216
Total Net Assets	$1,342,302	$65,908,147	$22,358,362	$574,542	$785,358	$7,548,216

Investments in shares of the Portfolios, at cost	1,374,088	65,903,689	18,036,301	655,989	866,657	8,035,438

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2024

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*
Assets:
Investments in shares of the Portfolios, at fair value	$926,428	$1,725,226	$3,210,199	$5,344,431	$50,393,846	$7,738,204
Receivable for shares of the Portfolios sold	733	1,652	1,501	6,087	14,163	5,379
Total assets	927,161	1,726,878	3,211,700	5,350,518	50,408,009	7,743,583

Liabilities:
Payable for policy-related transactions	733	1,652	1,501	6,087	14,163	5,379
Total liabilities	733	1,652	1,501	6,087	14,163	5,379

Net Assets	$926,428	$1,725,226	$3,210,199	$5,344,431	$50,393,846	$7,738,204

Net Assets:
Accumulation unit values	$926,428	$1,725,226	$3,210,199	$5,344,431	$50,393,846	$7,738,204
Total Net Assets	$926,428	$1,725,226	$3,210,199	$5,344,431	$50,393,846	$7,738,204

Investments in shares of the Portfolios, at cost	1,081,987	1,541,028	3,382,766	4,627,368	27,255,744	6,638,044

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2024

	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*
Assets:
Investments in shares of the Portfolios, at fair value	$7,544,255	$2,299,896	$62,532,926	$5,895,822	$6,169,704	$8,243,166
Receivable for shares of the Portfolios sold	7,512	546	26,837	1,611	2,211	5,522
Total assets	7,551,767	2,300,442	62,559,763	5,897,433	6,171,915	8,248,688

Liabilities:
Payable for policy-related transactions	7,512	546	26,837	1,611	2,211	5,522
Total liabilities	7,512	546	26,837	1,611	2,211	5,522

Net Assets	$7,544,255	$2,299,896	$62,532,926	$5,895,822	$6,169,704	$8,243,166

Net Assets:
Accumulation unit values	$7,544,255	$2,299,896	$62,532,926	$5,895,822	$6,169,704	$8,243,166
Total Net Assets	$7,544,255	$2,299,896	$62,532,926	$5,895,822	$6,169,704	$8,243,166

Investments in shares of the Portfolios, at cost	5,298,884	1,942,003	46,286,366	5,543,567	4,446,388	6,664,972

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2024

	EQ/Moderate Allocation*	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$6,456,277	$3,330,721	$21,854,637	$8,873,678	$1,336,680	$1,928,747
Receivable for shares of the Portfolios sold	1,795	125	42,735	2,972	439	941
Total assets	6,458,072	3,330,846	21,897,372	8,876,650	1,337,119	1,929,688

Liabilities:
Payable for policy-related transactions	1,795	125	42,735	2,972	439	941
Total liabilities	1,795	125	42,735	2,972	439	941

Net Assets	$6,456,277	$3,330,721	$21,854,637	$8,873,678	$1,336,680	$1,928,747

Net Assets:
Accumulation unit values	$6,456,277	$3,330,721	$21,854,637	$8,873,678	$1,336,680	$1,928,747
Total Net Assets	$6,456,277	$3,330,721	$21,854,637	$8,873,678	$1,336,680	$1,928,747

Investments in shares of the Portfolios, at cost	7,083,810	3,675,883	21,855,197	11,522,290	1,345,170	2,182,748

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2024

	EQ/Small Company Index*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Assets:
Investments in shares of the Portfolios, at fair value	$2,087,307	$2,856,974	$19,923,742	$8,509,453	$5,351,242	$485,934
Receivable for shares of the Portfolios sold	892	1,969	6,654	5,929	10,064	182
Total assets	2,088,199	2,858,943	19,930,396	8,515,382	5,361,306	486,116

Liabilities:
Payable for policy-related transactions	892	1,969	6,654	5,929	10,064	182
Total liabilities	892	1,969	6,654	5,929	10,064	182

Net Assets	$2,087,307	$2,856,974	$19,923,742	$8,509,453	$5,351,242	$485,934

Net Assets:
Accumulation unit values	$2,087,307	$2,856,974	$19,923,742	$8,509,453	$5,351,242	$485,934
Total Net Assets	$2,087,307	$2,856,974	$19,923,742	$8,509,453	$5,351,242	$485,934

Investments in shares of the Portfolios, at cost	1,915,788	2,348,992	11,983,582	8,585,720	4,592,117	407,978

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2024

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Assets:
Investments in shares of the Portfolios, at fair value	$394,040	$5,356,133	$944,246	$891,057	$9,151,345	$10,992,607
Receivable for shares of the Portfolios sold	54	3,765	371	406	3,809	5,851
Total assets	394,094	5,359,898	944,617	891,463	9,155,154	10,998,458

Liabilities:
Payable for policy-related transactions	54	3,765	371	406	3,809	5,851
Total liabilities	54	3,765	371	406	3,809	5,851

Net Assets	$394,040	$5,356,133	$944,246	$891,057	$9,151,345	$10,992,607

Net Assets:
Accumulation unit values	$394,040	$5,356,133	$944,246	$891,057	$9,151,345	$10,992,607
Total Net Assets	$394,040	$5,356,133	$944,246	$891,057	$9,151,345	$10,992,607

Investments in shares of the Portfolios, at cost	309,913	4,534,503	842,596	707,974	5,624,692	7,567,704

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2024

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Assets:
Investments in shares of the Portfolios, at fair value	$16,838,998	$6,210,056	$3,024,163	$1,970,020	$1,735,620	$20,004
Receivable for shares of the Portfolios sold	6,112	3,064	1,475	735	710	16
Total assets	16,845,110	6,213,120	3,025,638	1,970,755	1,736,330	20,020

Liabilities:
Payable for policy-related transactions	6,112	3,064	1,475	735	710	16
Total liabilities	6,112	3,064	1,475	735	710	16

Net Assets	$16,838,998	$6,210,056	$3,024,163	$1,970,020	$1,735,620	$20,004

Net Assets:
Accumulation unit values	$16,838,998	$6,210,056	$3,024,163	$1,970,020	$1,735,620	$20,004
Total Net Assets	$16,838,998	$6,210,056	$3,024,163	$1,970,020	$1,735,620	$20,004

Investments in shares of the Portfolios, at cost	11,770,641	3,387,031	2,638,354	1,689,276	2,273,296	37,204

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2024

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Assets:
Investments in shares of the Portfolios, at fair value	$150,742	$3,550,129
Receivable for shares of the Portfolios sold	149	1,022
Total assets	150,891	3,551,151

Liabilities:
Payable for policy-related transactions	149	1,022
Total liabilities	149	1,022

Net Assets	$150,742	$3,550,129

Net Assets:
Accumulation unit values	$150,742	$3,550,129
Total Net Assets	$150,742	$3,550,129

Investments in shares of the Portfolios, at cost	189,859	3,122,577

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2024

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

		Portfolio
	Share Class **	Shares Held
1290 VT Equity Income	Class IB	1,622,378
1290 VT GAMCO Mergers & Acquisitions	Class IB	58,586
1290 VT GAMCO Small Company Value	Class IB	1,135,951
1290 VT Socially Responsible	Class IB	81,465
BNY Mellon Stock Index Fund, Inc.	Initial Shares	213,277
EQ/AB Small Cap Growth	Class IB	60,777
EQ/Aggressive Allocation	Class IB	128,909
EQ/All Asset Growth Allocation	Class IB	3,511,908
EQ/Capital Group Research	Class IB	658,938
EQ/Conservative Allocation	Class IB	70,592
EQ/Conservative-Plus Allocation	Class IB	95,635
EQ/Core Bond Index	Class IB	819,297
EQ/Core Plus Bond	Class IA	280,534
EQ/Global Equity Managed Volatility	Class IB	107,422
EQ/Intermediate Government Bond	Class IA	338,318
EQ/Janus Enterprise	Class IB	253,058
EQ/JPMorgan Growth Stock Portfolio	Class IB	704,575
EQ/Large Cap Growth Managed Volatility	Class IB	229,508
EQ/Large Cap Value Index	Class IB	714,151
EQ/Large Cap Value Managed Volatility	Class IB	126,806
EQ/Loomis Sayles Growth Portfolio	Class IB	5,410,368
EQ/MFS International Growth	Class IB	793,849
EQ/Mid Cap Index	Class IB	384,994
EQ/Mid Cap Value Managed Volatility	Class IB	521,576
EQ/Moderate Allocation	Class IB	541,477
EQ/Moderate-Plus Allocation	Class IB	349,514
EQ/Money Market	Class IA	21,838,250
EQ/Morgan Stanley Small Cap Growth	Class IB	1,017,563
EQ/PIMCO Ultra Short Bond	Class IB	135,716
EQ/Quality Bond PLUS	Class IB	254,352
EQ/Small Company Index	Class IB	182,179
EQ/Value Equity	Class IB	126,756
Fidelity® VIP Contrafund® Portfolio	Service Class	346,620
Franklin Income VIP Fund	Class 2	592,580
Franklin Rising Dividends VIP Fund	Class 2	190,571
Invesco V.I. Diversified Dividend Fund	Series 1	18,776
Invesco V.I. Global Core Equity Fund	Series 1	35,595
Invesco V.I. Global Fund	Service Class	138,545
Invesco V.I. Health Care Fund	Series 1	34,985
Invesco V.I. Technology Fund	Series 1	37,439
Janus Henderson Balanced Portfolio	Institutional Shares	178,667
Janus Henderson Enterprise Portfolio	Institutional Shares	130,585
Janus Henderson Forty Portfolio	Institutional Shares	231,180
Janus Henderson Forty Portfolio	Service Shares	69,994
Janus Henderson Global Research Portfolio	Institutional Shares	85,538
Janus Henderson Overseas Portfolio	Service Shares	72,400
MFS® Utilities Series	Initial Class	57,569
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative Class	187,838
ProFund VP Bear	Common Shares	1,819
ProFund VP Rising Rates Opportunity	Common Shares	5,203
ProFund VP UltraBull	Common Shares	83,828

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2024

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share Class IAnd contract charges.

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
1290 VT Equity Income	1.25%	Class IB	$10.39	22,697
1290 VT Equity Income	1.20%	Class IB	$37.50	24,463
1290 VT Equity Income	1.35%	Class IB	$35.17	129,611
1290 VT Equity Income	1.50%	Class IB	$41.42	129
1290 VT Equity Income	1.70%	Class IB	$31.23	36,892
1290 VT Equity Income	2.00%	Class IB	$35.61	66
1290 VT Equity Income	2.35%	Class IB	$26.90	34,895

1290 VT GAMCO Mergers & Acquisitions	1.20%	Class IB	$20.77	4,846
1290 VT GAMCO Mergers & Acquisitions	1.35%	Class IB	$20.80	11,671
1290 VT GAMCO Mergers & Acquisitions	1.70%	Class IB	$19.27	11,468
1290 VT GAMCO Mergers & Acquisitions	2.35%	Class IB	$16.09	10,107

1290 VT GAMCO Small Company Value	1.20%	Class IB	$78.62	64,067
1290 VT GAMCO Small Company Value	1.25%	Class IB	$398.10	113,575
1290 VT GAMCO Small Company Value	1.35%	Class IB	$100.36	234,824
1290 VT GAMCO Small Company Value	1.45%	Class IB	$85.68	171
1290 VT GAMCO Small Company Value	1.50%	Class IB	$84.74	244
1290 VT GAMCO Small Company Value	1.70%	Class IB	$69.66	67,567
1290 VT GAMCO Small Company Value	2.00%	Class IB	$66.90	20
1290 VT GAMCO Small Company Value	2.35%	Class IB	$60.75	56,901
1290 VT GAMCO Small Company Value	2.80%	Class IB	$56.27	350

1290 VT Socially Responsible	1.35%	Class IB	$10.54	131,185
1290 VT Socially Responsible	1.20%	Class IB	$44.11	4,854
1290 VT Socially Responsible	1.70%	Class IB	$40.05	4,285
1290 VT Socially Responsible	2.35%	Class IB	$35.33	2,424

BNY Mellon Stock Index Fund, Inc.	1.35%	Initial Shares	$45.73	372,022

EQ/AB Small Cap Growth	1.20%	Class IB	$39.31	5,202
EQ/AB Small Cap Growth	1.70%	Class IB	$36.58	9,036
EQ/AB Small Cap Growth	2.35%	Class IB	$32.14	11,616

EQ/Aggressive Allocation	1.20%	Class IB	$21.50	17,919
EQ/Aggressive Allocation	1.25%	Class IB	$21.31	14,277
EQ/Aggressive Allocation	1.35%	Class IB	$20.94	21,005
EQ/Aggressive Allocation	1.70%	Class IB	$19.69	2,040
EQ/Aggressive Allocation	2.35%	Class IB	$17.57	9,825

EQ/All Asset Growth Allocation	1.20%	Class IB	$22.03	45,478
EQ/All Asset Growth Allocation	1.25%	Class IB	$115.94	462,609
EQ/All Asset Growth Allocation	1.35%	Class IB	$20.06	449,656
EQ/All Asset Growth Allocation	1.70%	Class IB	$20.52	53,851
EQ/All Asset Growth Allocation	2.00%	Class IB	$22.57	9,733
EQ/All Asset Growth Allocation	2.35%	Class IB	$17.84	51,920

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2024

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Capital Group Research	1.20%	Class IB	$70.22	20,688
EQ/Capital Group Research	1.25%	Class IB	$53.10	21,921
EQ/Capital Group Research	1.35%	Class IB	$43.73	377,445
EQ/Capital Group Research	1.45%	Class IB	$68.40	96
EQ/Capital Group Research	1.70%	Class IB	$60.27	35,703
EQ/Capital Group Research	1.95%	Class IB	$59.59	246
EQ/Capital Group Research	2.35%	Class IB	$51.83	20,461
EQ/Capital Group Research	2.80%	Class IB	$49.57	69

EQ/Conservative Allocation	1.20%	Class IB	$12.73	4,907
EQ/Conservative Allocation	1.25%	Class IB	$12.62	19,212
EQ/Conservative Allocation	1.35%	Class IB	$12.40	12,090
EQ/Conservative Allocation	1.70%	Class IB	$11.66	10,275

EQ/Conservative-Plus Allocation	1.20%	Class IB	$14.98	12,828
EQ/Conservative-Plus Allocation	1.25%	Class IB	$14.84	9,327
EQ/Conservative-Plus Allocation	1.35%	Class IB	$14.59	22,032
EQ/Conservative-Plus Allocation	1.70%	Class IB	$13.72	6,724
EQ/Conservative-Plus Allocation	2.35%	Class IB	$12.24	3,364

EQ/Core Bond Index	1.20%	Class IB	$13.70	70,465
EQ/Core Bond Index	1.25%	Class IB	$10.82	177,821
EQ/Core Bond Index	1.35%	Class IB	$12.87	208,770
EQ/Core Bond Index	1.50%	Class IB	$11.50	544
EQ/Core Bond Index	1.70%	Class IB	$12.23	86,156
EQ/Core Bond Index	2.00%	Class IB	$9.55	155
EQ/Core Bond Index	2.35%	Class IB	$10.51	78,774
EQ/Core Bond Index	2.80%	Class IB	$8.03	10,187

EQ/Core Plus Bond	1.20%	Class IA	$13.74	12,964
EQ/Core Plus Bond	1.50%	Class IA	$12.67	104
EQ/Core Plus Bond	1.70%	Class IA	$12.23	25,044
EQ/Core Plus Bond	2.00%	Class IA	$10.06	81
EQ/Core Plus Bond	2.35%	Class IA	$10.61	41,345
EQ/Core Plus Bond	2.80%	Class IA	$8.46	122

EQ/Global Equity Managed Volatility	1.20%	Class IB	$55.59	7,561
EQ/Global Equity Managed Volatility	1.45%	Class IB	$68.54	29
EQ/Global Equity Managed Volatility	1.50%	Class IB	$67.78	108
EQ/Global Equity Managed Volatility	1.70%	Class IB	$51.57	12,913
EQ/Global Equity Managed Volatility	2.35%	Class IB	$45.27	13,413
EQ/Global Equity Managed Volatility	2.80%	Class IB	$46.72	479

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2024

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Intermediate Government Bond	1.20%	Class IA	$11.61	35,945
EQ/Intermediate Government Bond	1.25%	Class IA	$16.49	29,636
EQ/Intermediate Government Bond	1.35%	Class IA	$12.77	91,911
EQ/Intermediate Government Bond	1.50%	Class IA	$10.49	479
EQ/Intermediate Government Bond	1.70%	Class IA	$10.37	40,165
EQ/Intermediate Government Bond	1.95%	Class IA	$9.38	365
EQ/Intermediate Government Bond	2.00%	Class IA	$9.28	188
EQ/Intermediate Government Bond	2.35%	Class IA	$8.94	78,176
EQ/Intermediate Government Bond	2.80%	Class IA	$7.81	524

EQ/Janus Enterprise	1.20%	Class IB	$32.58	47,120
EQ/Janus Enterprise	1.35%	Class IB	$52.99	22,214
EQ/Janus Enterprise	1.50%	Class IB	$51.80	207
EQ/Janus Enterprise	1.70%	Class IB	$32.27	44,471
EQ/Janus Enterprise	2.35%	Class IB	$25.77	46,006
EQ/Janus Enterprise	2.80%	Class IB	$34.93	28

EQ/JPMorgan Growth Stock Portfolio	1.25%	Class IB	$226.74	160,095
EQ/JPMorgan Growth Stock Portfolio	1.35%	Class IB	$49.34	285,670

EQ/Large Cap Growth Managed Volatility	1.35%	Class IB	$53.26	145,281

EQ/Large Cap Value Index	1.20%	Class IB	$37.04	41,625
EQ/Large Cap Value Index	1.35%	Class IB	$35.30	67,076
EQ/Large Cap Value Index	1.50%	Class IB	$42.88	259
EQ/Large Cap Value Index	1.70%	Class IB	$33.12	61,608
EQ/Large Cap Value Index	1.95%	Class IB	$35.19	305
EQ/Large Cap Value Index	2.00%	Class IB	$34.82	126
EQ/Large Cap Value Index	2.35%	Class IB	$27.81	55,529
EQ/Large Cap Value Index	2.80%	Class IB	$29.28	798

EQ/Large Cap Value Managed Volatility	1.20%	Class IB	$26.55	3,090
EQ/Large Cap Value Managed Volatility	1.25%	Class IB	$156.22	11,118
EQ/Large Cap Value Managed Volatility	1.45%	Class IB	$34.64	50
EQ/Large Cap Value Managed Volatility	1.70%	Class IB	$23.80	13,523
EQ/Large Cap Value Managed Volatility	2.35%	Class IB	$21.39	7,358

EQ/Loomis Sayles Growth Portfolio	1.20%	Class IB	$65.99	85,940
EQ/Loomis Sayles Growth Portfolio	1.35%	Class IB	$61.66	788,613
EQ/Loomis Sayles Growth Portfolio	1.45%	Class IB	$75.55	307
EQ/Loomis Sayles Growth Portfolio	1.50%	Class IB	$74.72	228
EQ/Loomis Sayles Growth Portfolio	1.70%	Class IB	$57.52	83,069
EQ/Loomis Sayles Growth Portfolio	2.00%	Class IB	$65.88	79
EQ/Loomis Sayles Growth Portfolio	2.35%	Class IB	$49.83	68,450
EQ/Loomis Sayles Growth Portfolio	2.80%	Class IB	$55.40	90

EQ/MFS International Growth	1.25%	Class IB	$37.23	85,400
EQ/MFS International Growth	1.35%	Class IB	$26.06	104,237

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2024

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Mid Cap Index	1.20%	Class IB	$47.24	28,903
EQ/Mid Cap Index	1.35%	Class IB	$45.53	21,591
EQ/Mid Cap Index	1.50%	Class IB	$52.56	615
EQ/Mid Cap Index	1.70%	Class IB	$41.69	36,680
EQ/Mid Cap Index	2.00%	Class IB	$42.74	135
EQ/Mid Cap Index	2.35%	Class IB	$36.35	60,660
EQ/Mid Cap Index	2.80%	Class IB	$35.94	1,359

EQ/Mid Cap Value Managed Volatility	1.20%	Class IB	$36.97	35,039
EQ/Mid Cap Value Managed Volatility	1.35%	Class IB	$36.13	74,973
EQ/Mid Cap Value Managed Volatility	1.45%	Class IB	$35.58	54
EQ/Mid Cap Value Managed Volatility	1.50%	Class IB	$35.31	239
EQ/Mid Cap Value Managed Volatility	1.70%	Class IB	$34.24	72,113
EQ/Mid Cap Value Managed Volatility	2.00%	Class IB	$32.70	25
EQ/Mid Cap Value Managed Volatility	2.35%	Class IB	$30.99	56,654
EQ/Mid Cap Value Managed Volatility	2.80%	Class IB	$28.92	105

EQ/Moderate Allocation	1.20%	Class IB	$15.79	202,240
EQ/Moderate Allocation	1.25%	Class IB	$15.65	42,322
EQ/Moderate Allocation	1.35%	Class IB	$15.38	115,570
EQ/Moderate Allocation	1.70%	Class IB	$14.46	42,665
EQ/Moderate Allocation	2.35%	Class IB	$12.90	15,887

EQ/Moderate-Plus Allocation	1.20%	Class IB	$18.73	5,421
EQ/Moderate-Plus Allocation	1.25%	Class IB	$18.57	114,030
EQ/Moderate-Plus Allocation	1.35%	Class IB	$18.25	26,873
EQ/Moderate-Plus Allocation	1.70%	Class IB	$17.16	29,163
EQ/Moderate-Plus Allocation	2.35%	Class IB	$15.31	7,912

EQ/Money Market	1.20%	Class IA	$10.38	399,815
EQ/Money Market	1.25%	Class IA	$10.28	1,374
EQ/Money Market	1.25%	Class IA	$10.28	254,750
EQ/Money Market	1.35%	Class IA	$10.08	1,291,152
EQ/Money Market	1.50%	Class IA	$9.79	912
EQ/Money Market	1.70%	Class IA	$9.42	110,491
EQ/Money Market	2.00%	Class IA	$8.89	208
EQ/Money Market	2.35%	Class IA	$8.31	120,946
EQ/Money Market	2.80%	Class IA	$7.62	345

EQ/Morgan Stanley Small Cap Growth	1.20%	Class IB	$16.58	49,437
EQ/Morgan Stanley Small Cap Growth	1.35%	Class IB	$16.46	387,297
EQ/Morgan Stanley Small Cap Growth	1.45%	Class IB	$16.39	724
EQ/Morgan Stanley Small Cap Growth	1.50%	Class IB	$16.35	182
EQ/Morgan Stanley Small Cap Growth	1.70%	Class IB	$16.20	53,533
EQ/Morgan Stanley Small Cap Growth	2.00%	Class IB	$15.97	128
EQ/Morgan Stanley Small Cap Growth	2.35%	Class IB	$15.72	50,521

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2024

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/PIMCO Ultra Short Bond	1.20%	Class IB	$12.85	25,115
EQ/PIMCO Ultra Short Bond	1.35%	Class IB	$12.38	36,059
EQ/PIMCO Ultra Short Bond	1.50%	Class IB	$11.82	23
EQ/PIMCO Ultra Short Bond	1.70%	Class IB	$11.51	25,107
EQ/PIMCO Ultra Short Bond	1.95%	Class IB	$10.00	538
EQ/PIMCO Ultra Short Bond	2.35%	Class IB	$9.89	27,604

EQ/Quality Bond PLUS	1.25%	Class IB	$22.18	27,605
EQ/Quality Bond PLUS	1.35%	Class IB	$14.65	89,828

EQ/Small Company Index	1.20%	Class IB	$50.70	13,584
EQ/Small Company Index	1.25%	Class IB	$199.34	1,725
EQ/Small Company Index	1.50%	Class IB	$51.40	164
EQ/Small Company Index	1.70%	Class IB	$45.68	12,876
EQ/Small Company Index	2.35%	Class IB	$39.70	11,244
EQ/Small Company Index	2.80%	Class IB	$37.29	309

EQ/Value Equity	1.20%	Class IB	$29.27	25,374
EQ/Value Equity	1.35%	Class IB	$28.51	34,530
EQ/Value Equity	1.50%	Class IB	$27.87	487
EQ/Value Equity	1.70%	Class IB	$26.58	22,920
EQ/Value Equity	1.95%	Class IB	$25.55	373
EQ/Value Equity	2.35%	Class IB	$23.44	20,800
EQ/Value Equity	2.80%	Class IB	$21.68	450

Fidelity® VIP Contrafund® Portfolio	1.35%	Service Class	$70.77	281,543

Franklin Income VIP Fund	1.20%	Class 2	$32.79	47,723
Franklin Income VIP Fund	1.35%	Class 2	$31.69	61,875
Franklin Income VIP Fund	1.50%	Class 2	$30.92	304
Franklin Income VIP Fund	1.70%	Class 2	$28.93	92,393
Franklin Income VIP Fund	2.35%	Class 2	$25.17	91,382
Franklin Income VIP Fund	2.80%	Class 2	$22.94	57

Franklin Rising Dividends VIP Fund	1.20%	Class 2	$56.90	10,836
Franklin Rising Dividends VIP Fund	1.35%	Class 2	$55.18	28,982
Franklin Rising Dividends VIP Fund	1.70%	Class 2	$50.69	30,545
Franklin Rising Dividends VIP Fund	2.35%	Class 2	$42.78	37,049
Franklin Rising Dividends VIP Fund	2.80%	Class 2	$39.72	60

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2024

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
Invesco V.I. Global Fund	1.20%	Service Class	$62.40	18,889
Invesco V.I. Global Fund	1.35%	Service Class	$60.11	34,843
Invesco V.I. Global Fund	1.50%	Service Class	$59.97	496
Invesco V.I. Global Fund	1.70%	Service Class	$56.57	23,056
Invesco V.I. Global Fund	2.00%	Service Class	$51.71	56
Invesco V.I. Global Fund	2.35%	Service Class	$43.80	16,982
Invesco V.I. Global Fund	2.80%	Service Class	$43.49	56

Invesco V.I. Diversified Dividend Fund	1.20%	Series 1	$17.60	2,753
Invesco V.I. Diversified Dividend Fund	1.70%	Series 1	$16.45	12,614
Invesco V.I. Diversified Dividend Fund	2.35%	Series 1	$14.52	15,836

Invesco V.I. Global Core Equity Fund	1.20%	Series 1	$23.56	7,709
Invesco V.I. Global Core Equity Fund	1.70%	Series 1	$21.24	6,131
Invesco V.I. Global Core Equity Fund	2.35%	Series 1	$18.24	4,506

Invesco V.I. Health Care Fund	1.20%	Series 1	$37.41	6,518
Invesco V.I. Health Care Fund	1.70%	Series 1	$33.40	10,407
Invesco V.I. Health Care Fund	2.35%	Series 1	$28.51	12,373

Invesco V.I. Technology Fund	1.20%	Series 1	$47.79	6,150
Invesco V.I. Technology Fund	1.70%	Series 1	$42.97	4,527
Invesco V.I. Technology Fund	2.35%	Series 1	$41.03	9,810

Janus Henderson Balanced Portfolio	1.35%	Institutional Shares	$44.41	206,050

Janus Henderson Enterprise Portfolio	1.35%	Institutional Shares	$49.57	221,763

Janus Henderson Forty Portfolio	1.35%	Institutional Shares	$73.82	179,698
Janus Henderson Forty Portfolio	1.20%	Service Shares	$91.54	17,836
Janus Henderson Forty Portfolio	1.45%	Service Shares	$98.11	120
Janus Henderson Forty Portfolio	1.50%	Service Shares	$97.03	283
Janus Henderson Forty Portfolio	1.70%	Service Shares	$85.85	12,670
Janus Henderson Forty Portfolio	2.00%	Service Shares	$88.09	21
Janus Henderson Forty Portfolio	2.35%	Service Shares	$74.12	10,452
Janus Henderson Forty Portfolio	2.80%	Service Shares	$74.08	507

Janus Henderson Global Research Portfolio	1.35%	Institutional Shares	$29.61	209,761

Janus Henderson Overseas Portfolio	1.20%	Service Shares	$30.93	33,495
Janus Henderson Overseas Portfolio	1.50%	Service Shares	$39.75	621
Janus Henderson Overseas Portfolio	1.70%	Service Shares	$29.71	37,727
Janus Henderson Overseas Portfolio	2.00%	Service Shares	$35.06	110
Janus Henderson Overseas Portfolio	2.35%	Service Shares	$25.54	32,270
Janus Henderson Overseas Portfolio	2.80%	Service Shares	$29.49	488

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Concluded)

December 31, 2024

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
MFS® Utilities Series	1.20%	Initial Class	$66.80	14,345
MFS® Utilities Series	1.50%	Initial Class	$79.77	184
MFS® Utilities Series	1.70%	Initial Class	$58.29	9,646
MFS® Utilities Series	2.35%	Initial Class	$47.09	9,235

PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.20%	Administrative Class	$18.72	22,992
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.35%	Administrative Class	$17.51	35,305
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.50%	Administrative Class	$15.72	198
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.70%	Administrative Class	$16.71	17,675
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.00%	Administrative Class	$12.38	82
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.35%	Administrative Class	$14.55	26,649

ProFund VP Bear	1.20%	Common Shares	$0.53	509
ProFund VP Bear	1.35%	Common Shares	$0.52	2,781
ProFund VP Bear	1.50%	Common Shares	$0.50	26
ProFund VP Bear	1.70%	Common Shares	$0.53	34,015
ProFund VP Bear	2.35%	Common Shares	$0.42	780

ProFund VP Rising Rates Opportunity	1.20%	Common Shares	$2.30	5,404
ProFund VP Rising Rates Opportunity	1.35%	Common Shares	$2.03	9,889
ProFund VP Rising Rates Opportunity	1.50%	Common Shares	$1.98	9
ProFund VP Rising Rates Opportunity	1.70%	Common Shares	$2.06	45,231
ProFund VP Rising Rates Opportunity	2.35%	Common Shares	$1.79	13,897

ProFund VP UltraBull	1.20%	Common Shares	$110.56	2,125
ProFund VP UltraBull	1.35%	Common Shares	$120.15	16,779
ProFund VP UltraBull	1.45%	Common Shares	$121.11	137
ProFund VP UltraBull	1.70%	Common Shares	$97.15	5,513
ProFund VP UltraBull	2.35%	Common Shares	$95.85	7,237
ProFund VP UltraBull	2.80%	Common Shares	$85.01	627

*	Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations

For the year ended December 31, 2024

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$159,726	$16,479	$488,888	$8,130	$200,191	$2,567

Expenses:
Asset-based charges	122,529	16,009	1,142,744	25,947	237,289	16,725

Net Investment Income (Loss)	37,197	470	(653,856)	(17,817)	(37,098)	(14,158)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(1,261)	(1,878)	4,675,846	830,039	1,389,216	(3,874)
Realized gain distribution from the Portfolios	623,802	39,472	6,122,536	84,108	1,081,819	86,019
Net realized gain (loss) on investments	622,541	37,594	10,798,382	914,147	2,471,035	82,145

Net change in unrealized appreciation (depreciation) of investments	(18,578)	28,292	(2,016,641)	(566,056)	1,180,335	31,319
Net Realized and Unrealized Gain (Loss) on Investments	603,963	65,886	8,781,741	348,091	3,651,370	113,464

Net Increase (Decrease) in Net Assets Resulting from Operations	$641,160	$66,356	$8,127,885	$330,274	$3,614,272	$99,306

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2024

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$28,411	$1,515,765	$343,453	$17,689	$21,398	$194,634

Expenses:
Asset-based charges	18,300	884,814	301,833	10,093	11,997	121,150

Net Investment Income (Loss)	10,111	630,951	41,620	7,596	9,401	73,484

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(12,504)	16,406	690,898	(95,720)	(13,873)	(86,716)
Realized gain distribution from the Portfolios	70,062	1,753,520	2,499,522	10,915	31,058	-
Net realized gain (loss) on investments	57,558	1,769,926	3,190,420	(84,805)	17,185	(86,716)

Net change in unrealized appreciation (depreciation) of investments	71,027	3,990,136	1,978,505	99,240	20,556	86,979
Net Realized and Unrealized Gain (Loss) on Investments	128,585	5,760,062	5,168,925	14,435	37,741	263

Net Increase (Decrease) in Net Assets Resulting from Operations	$138,696	$6,391,013	$5,210,545	$22,031	$47,142	$73,747

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2024

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$48,280	$22,010	$80,868	$756	$-	$24,523

Expenses:
Asset-based charges	19,593	34,479	53,760	94,896	630,547	99,917

Net Investment Income (Loss)	28,687	(12,469)	27,108	(94,140)	(630,547)	(75,394)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(18,899)	85,865	(30,766)	197,903	3,734,254	189,964
Realized gain distribution from the Portfolios	-	186,322	-	446,431	2,509,798	895,259
Net realized gain (loss) on investments	(18,899)	272,187	(30,766)	644,334	6,244,052	1,085,223

Net change in unrealized appreciation (depreciation) of investments	(34,963)	(62,183)	30,973	141,054	7,946,799	819,565
Net Realized and Unrealized Gain (Loss) on Investments	(53,862)	210,004	207	785,388	14,190,851	1,904,788

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,175)	$197,535	$27,315	$691,248	$13,560,304	$1,829,394

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2024

	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$110,086	$35,655	$-	$44,981	$53,646	$118,069

Expenses:
Asset-based charges	128,008	34,014	820,311	83,950	112,792	143,825

Net Investment Income (Loss)	(17,922)	1,641	(820,311)	(38,969)	(59,146)	(25,756)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	452,063	113,414	2,699,922	146,765	321,782	435,593
Realized gain distribution from the Portfolios	391,713	212,618	10,622,336	351,982	396,598	941,012
Net realized gain (loss) on investments	843,776	326,032	13,322,258	498,747	718,380	1,376,605

Net change in unrealized appreciation (depreciation) of investments	59,109	(39,644)	3,486,741	23,255	20,947	(507,319)
Net Realized and Unrealized Gain (Loss) on Investments	902,885	286,388	16,808,999	522,002	739,327	869,286

Net Increase (Decrease) in Net Assets Resulting from Operations	$884,963	$288,029	$15,988,688	$483,033	$680,181	$843,530

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2024

	EQ/Moderate Allocation*	EQ/Moderate- Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$172,891	$79,861	$1,024,726	$816	$59,980	$65,595

Expenses:
Asset-based charges	82,371	45,293	310,993	117,381	21,642	29,404

Net Investment Income (Loss)	90,520	34,568	713,733	(116,565)	38,338	36,191

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(50,792)	(25,622)	2,046	(590,585)	743	(71,820)
Realized gain distribution from the Portfolios	258,761	184,873	4,185	-	-	-
Net realized gain (loss) on investments	207,969	159,251	6,231	(590,585)	743	(71,820)

Net change in unrealized appreciation (depreciation) of investments	76,759	91,724	(1,600)	2,139,688	15,834	46,780
Net Realized and Unrealized Gain (Loss) on Investments	284,728	250,975	4,631	1,549,103	16,577	(25,040)

Net Increase (Decrease) in Net Assets Resulting from Operations	$375,248	$285,543	$718,364	$1,432,538	$54,915	$11,151

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2024

	EQ/Small Company Index*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$26,178	$28,297	$18,043	$496,992	$61,412	$9,115

Expenses:
Asset-based charges	33,431	47,328	273,023	162,125	103,908	9,545

Net Investment Income (Loss)	(7,253)	(19,031)	(254,980)	334,867	(42,496)	(430)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	25,513	99,258	1,686,739	(23,087)	213,115	8,163
Realized gain distribution from the Portfolios	126,087	105,818	2,324,018	40,719	292,195	19,400
Net realized gain (loss) on investments	151,600	205,076	4,010,757	17,632	505,310	27,563

Net change in unrealized appreciation (depreciation) of investments	42,327	(21,551)	1,693,249	163,121	67,869	23,701
Net Realized and Unrealized Gain (Loss) on Investments	193,927	183,525	5,704,006	180,753	573,179	51,264

Net Increase (Decrease) in Net Assets Resulting from Operations	$186,674	$164,494	$5,449,026	$515,620	$530,683	$50,834

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2024

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,394	$-	$-	$-	$188,176	$81,380

Expenses:
Asset-based charges	6,473	92,371	20,204	16,359	126,523	149,427

Net Investment Income (Loss)	(2,079)	(92,371)	(20,204)	(16,359)	61,653	(68,047)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	18,110	249,061	40,673	43,614	538,947	387,053
Realized gain distribution from the Portfolios	3,786	356,915	-	37,617	-	437,065
Net realized gain (loss) on investments	21,896	605,976	40,673	81,231	538,947	824,118

Net change in unrealized appreciation (depreciation) of investments	35,944	296,555	18,109	187,993	607,391	691,417
Net Realized and Unrealized Gain (Loss) on Investments	57,840	902,531	58,782	269,224	1,146,338	1,515,535

Net Increase (Decrease) in Net Assets Resulting from Operations	$55,761	$810,160	$38,578	$252,865	$1,207,991	$1,447,488

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2024

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$14,519	$46,197	$41,805	$44,931	$63,490	$1,500

Expenses:
Asset-based charges	235,205	83,869	57,154	32,846	29,336	301

Net Investment Income (Loss)	(220,686)	(37,672)	(15,349)	12,085	34,154	1,199

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	691,185	345,624	91,626	49,254	(150,578)	(874)
Realized gain distribution from the Portfolios	968,654	196,508	-	55,444	-	577
Net realized gain (loss) on investments	1,659,839	542,132	91,626	104,698	(150,578)	(297)

Net change in unrealized appreciation (depreciation) of investments	2,438,630	700,912	64,427	61,227	75,243	(3,864)
Net Realized and Unrealized Gain (Loss) on Investments	4,098,469	1,243,044	156,053	165,925	(75,335)	(4,161)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,877,783	$1,205,372	$140,704	$178,010	$(41,181)	$(2,962)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Concluded)

For the year ended December 31, 2024

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull

Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,502	$12,034

Expenses:
Asset-based charges	2,531	32,956

Net Investment Income (Loss)	3,971	(20,922)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(9,324)	12,695
Realized gain distribution from the Portfolios	72,707	-
Net realized gain (loss) on investments	63,383	12,695

Net change in unrealized appreciation (depreciation) of investments	(44,409)	568,625
Net Realized and Unrealized Gain (Loss) on Investments	18,974	581,320

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,945	$560,398

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets

For the year ended December 31, 2024

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$37,197	$470	$(653,856)	$(17,817)	$(37,098)	$(14,158)
Net realized gain (loss) on investments	622,541	37,594	10,798,382	914,147	2,471,035	82,145
Net change in unrealized appreciation (depreciation) of investments	(18,578)	28,292	(2,016,641)	(566,056)	1,180,335	31,319

Net increase (decrease) in net assets resulting from operations	641,160	66,356	8,127,885	330,274	3,614,272	99,306

From Contractowners Transactions:
Payments received from Contractowners	16,511	10,222	261,908	10,898	159,503	1,279
Transfers between Variable Investment Options including guaranteed investment account, net	(124,302)	(339,062)	(1,098,680)	1,218	(29,694)	(13,242)
Redemptions for contract benefits and terminations	(814,736)	(298,639)	(9,928,088)	(180,517)	(2,947,358)	(64,121)
Contract maintenance charges	(488)	(31)	(20,645)	(108)	-	(130)

Net increase (decrease) in net assets resulting from contractowners transactions	(923,015)	(627,510)	(10,785,505)	(168,509)	(2,817,549)	(76,214)

Net Increase (Decrease) in Net Assets	(281,855)	(561,154)	(2,657,620)	161,765	796,723	23,092

Net Assets - Beginning of Year	8,092,726	1,288,165	84,695,137	1,691,728	16,214,241	885,269
Net Assets - End of Year	$7,810,871	$727,011	$82,037,517	$1,853,493	$17,010,964	$908,361

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10,111	$630,951	$41,620	$7,596	$9,401	$73,484
Net realized gain (loss) on investments	57,558	1,769,926	3,190,420	(84,805)	17,185	(86,716)
Net change in unrealized appreciation (depreciation) of investments	71,027	3,990,136	1,978,505	99,240	20,556	86,979

Net increase (decrease) in net assets resulting from operations	138,696	6,391,013	5,210,545	22,031	47,142	73,747

From Contractowners Transactions:
Payments received from Contractowners	450	155,527	150,221	-	-	35,424
Transfers between Variable Investment Options including guaranteed investment account, net	20,238	(1,209,790)	(921,390)	(498,953)	26,798	(54,658)
Redemptions for contract benefits and terminations	(37,650)	(8,385,535)	(1,829,555)	(106,329)	(287,010)	(1,161,151)
Contract maintenance charges	(297)	(41,403)	(774)	(175)	(118)	(1,914)

Net increase (decrease) in net assets resulting from contractowners transactions	(17,259)	(9,481,201)	(2,601,498)	(605,457)	(260,330)	(1,182,299)

Net Increase (Decrease) in Net Assets	121,437	(3,090,188)	2,609,047	(583,426)	(213,188)	(1,108,552)

Net Assets - Beginning of Year	1,220,865	68,998,335	19,749,315	1,157,968	998,546	8,656,768
Net Assets - End of Year	$1,342,302	$65,908,147	$22,358,362	$574,542	$785,358	$7,548,216

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$28,687	$(12,469)	$27,108	$(94,140)	$(630,547)	$(75,394)
Net realized gain (loss) on investments	(18,899)	272,187	(30,766)	644,334	6,244,052	1,085,223
Net change in unrealized appreciation (depreciation) of investments	(34,963)	(62,183)	30,973	141,054	7,946,799	819,565

Net increase (decrease) in net assets resulting from operations	(25,175)	197,535	27,315	691,248	13,560,304	1,829,394

From Contractowners Transactions:
Payments received from Contractowners	6,107	7,428	12,346	10,639	123,077	104,675
Transfers between Variable Investment Options including guaranteed investment account, net	(4,983)	(6,718)	132,483	(112,942)	(1,117,441)	(319,557)
Redemptions for contract benefits and terminations	(142,373)	(392,903)	(515,383)	(1,072,813)	(6,081,514)	(807,109)
Contract maintenance charges	(163)	(249)	(552)	(600)	(16,011)	-

Net increase (decrease) in net assets resulting from contractowners transactions	(141,412)	(392,442)	(371,106)	(1,175,716)	(7,091,889)	(1,021,991)

Net Increase (Decrease) in Net Assets	(166,587)	(194,907)	(343,791)	(484,468)	6,468,415	807,403

Net Assets - Beginning of Year	1,093,015	1,920,133	3,553,990	5,828,899	43,925,431	6,930,801
Net Assets - End of Year	$926,428	$1,725,226	$3,210,199	$5,344,431	$50,393,846	$7,738,204

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(17,922)	$1,641	$(820,311)	$(38,969)	$(59,146)	$(25,756)
Net realized gain (loss) on investments	843,776	326,032	13,322,258	498,747	718,380	1,376,605
Net change in unrealized appreciation (depreciation) of investments	59,109	(39,644)	3,486,741	23,255	20,947	(507,319)

Net increase (decrease) in net assets resulting from operations	884,963	288,029	15,988,688	483,033	680,181	843,530

From Contractowners Transactions:
Payments received from Contractowners	24,262	1,634	220,891	10,000	9,918	14,437
Transfers between Variable Investment Options including guaranteed investment account, net	(158,583)	(4,876)	(1,647,808)	7,681	(66,124)	(136,716)
Redemptions for contract benefits and terminations	(990,228)	(408,842)	(5,831,265)	(1,195,686)	(772,103)	(1,371,763)
Contract maintenance charges	(847)	(763)	(1,980)	(1,936)	(866)	(753)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,125,396)	(412,847)	(7,260,162)	(1,179,941)	(829,175)	(1,494,795)

Net Increase (Decrease) in Net Assets	(240,433)	(124,818)	8,728,526	(696,908)	(148,994)	(651,265)

Net Assets - Beginning of Year	7,784,688	2,424,714	53,804,400	6,592,730	6,318,698	8,894,431
Net Assets - End of Year	$7,544,255	$2,299,896	$62,532,926	$5,895,822	$6,169,704	$8,243,166

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Moderate Allocation*	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$90,520	$34,568	$713,733	$(116,565)	$38,338	$36,191
Net realized gain (loss) on investments	207,969	159,251	6,231	(590,585)	743	(71,820)
Net change in unrealized appreciation (depreciation) of investments	76,759	91,724	(1,600)	2,139,688	15,834	46,780

Net increase (decrease) in net assets resulting from operations	375,248	285,543	718,364	1,432,538	54,915	11,151

From Contractowners Transactions:
Payments received from Contractowners	2,340	9,101	1,041,207	22,384	6,407	9,900
Transfers between Variable Investment Options including guaranteed investment account, net	731,794	(3,603)	10,047,398	(17,270)	19,045	185,902
Redemptions for contract benefits and terminations	(340,456)	(192,249)	(11,727,050)	(872,911)	(132,033)	(558,379)
Contract maintenance charges	(518)	(274)	(3,436)	(527)	(150)	(441)

Net increase (decrease) in net assets resulting from contractowners transactions	393,160	(187,025)	(641,881)	(868,324)	(106,731)	(363,018)

Net Increase (Decrease) in Net Assets	768,408	98,518	76,483	564,214	(51,816)	(351,867)

Net Assets - Beginning of Year	5,687,869	3,232,203	21,778,154	8,309,464	1,388,496	2,280,614
Net Assets - End of Year	$6,456,277	$3,330,721	$21,854,637	$8,873,678	$1,336,680	$1,928,747

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Small Company Index*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(7,253)	$(19,031)	$(254,980)	$334,867	$(42,496)	$(430)
Net realized gain (loss) on investments	151,600	205,076	4,010,757	17,632	505,310	27,563
Net change in unrealized appreciation (depreciation) of investments	42,327	(21,551)	1,693,249	163,121	67,869	23,701

Net increase (decrease) in net assets resulting from operations	186,674	164,494	5,449,026	515,620	530,683	50,834

From Contractowners Transactions:
Payments received from Contractowners	3,635	5,645	42,579	122,181	54,442	2,634
Transfers between Variable Investment Options including guaranteed investment account, net	(12,060)	(28,025)	(139,083)	(400,459)	(114,595)	(48)
Redemptions for contract benefits and terminations	(207,541)	(289,431)	(3,320,173)	(1,713,877)	(1,161,371)	(43,814)
Contract maintenance charges	(338)	(192)	-	(777)	(267)	(44)

Net increase (decrease) in net assets resulting from contractowners transactions	(216,304)	(312,003)	(3,416,677)	(1,992,932)	(1,221,791)	(41,272)

Net Increase (Decrease) in Net Assets	(29,630)	(147,509)	2,032,349	(1,477,312)	(691,108)	9,562

Net Assets - Beginning of Year	2,116,937	3,004,483	17,891,393	9,986,765	6,042,350	476,372
Net Assets - End of Year	$2,087,307	$2,856,974	$19,923,742	$8,509,453	$5,351,242	$485,934

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,079)	$(92,371)	$(20,204)	$(16,359)	$61,653	$(68,047)
Net realized gain (loss) on investments	21,896	605,976	40,673	81,231	538,947	824,118
Net change in unrealized appreciation (depreciation) of investments	35,944	296,555	18,109	187,993	607,391	691,417

Net increase (decrease) in net assets resulting from operations	55,761	810,160	38,578	252,865	1,207,991	1,447,488

From Contractowners Transactions:
Payments received from Contractowners	522	8,577	3,975	1,811	14,981	63,162
Transfers between Variable Investment Options including guaranteed investment account, net	6,589	(160,809)	6,133	65,211	(99,829)	(91,490)
Redemptions for contract benefits and terminations	(71,863)	(1,176,833)	(224,521)	(247,076)	(1,144,236)	(1,023,056)
Contract maintenance charges	(50)	(489)	(136)	(109)	-	-

Net increase (decrease) in net assets resulting from contractowners transactions	(64,802)	(1,329,554)	(214,549)	(180,163)	(1,229,084)	(1,051,384)

Net Increase (Decrease) in Net Assets	(9,041)	(519,394)	(175,971)	72,702	(21,093)	396,104

Net Assets - Beginning of Year	403,081	5,875,527	1,120,217	818,355	9,172,438	10,596,503
Net Assets - End of Year	$394,040	$5,356,133	$944,246	$891,057	$9,151,345	$10,992,607

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(220,686)	$(37,672)	$(15,349)	$12,085	$34,154	$1,199
Net realized gain (loss) on investments	1,659,839	542,132	91,626	104,698	(150,578)	(297)
Net change in unrealized appreciation (depreciation) of investments	2,438,630	700,912	64,427	61,227	75,243	(3,864)

Net increase (decrease) in net assets resulting from operations	3,877,783	1,205,372	140,704	178,010	(41,181)	(2,962)

From Contractowners Transactions:
Payments received from Contractowners	59,266	37,679	6,945	2,388	9,086	-
Transfers between Variable Investment Options including guaranteed investment account, net	(134,944)	(146,130)	(8,776)	5,870	104,426	6,615
Redemptions for contract benefits and terminations	(2,087,012)	(548,000)	(515,741)	(446,086)	(456,203)	(246)
Contract maintenance charges	(478)	-	(729)	(287)	(241)	(1)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,163,168)	(656,451)	(518,301)	(438,115)	(342,932)	6,368

Net Increase (Decrease) in Net Assets	1,714,615	548,921	(377,597)	(260,105)	(384,113)	3,406

Net Assets - Beginning of Year	15,124,383	5,661,135	3,401,760	2,230,125	2,119,733	16,598
Net Assets - End of Year	$16,838,998	$6,210,056	$3,024,163	$1,970,020	$1,735,620	$20,004

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2024

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,971	$(20,922)
Net realized gain (loss) on investments	63,383	12,695
Net change in unrealized appreciation (depreciation) of investments	(44,409)	568,625

Net increase (decrease) in net assets resulting from operations	22,945	560,398

From Contractowners Transactions:
Payments received from Contractowners	300	1,942
Transfers between Variable Investment Options including guaranteed investment account, net	(5,928)	1,584,406
Redemptions for contract benefits and terminations	(9,898)	(193,464)
Contract maintenance charges	(10)	(149)

Net increase (decrease) in net assets resulting from contractowners transactions	(15,536)	1,392,735

Net Increase (Decrease) in Net Assets	7,409	1,953,133

Net Assets - Beginning of Year	143,333	1,596,996
Net Assets - End of Year	$150,742	$3,550,129

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets

For the year ended December 31, 2023

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$41,432	$3,194	$(595,713)	$(11,941)	$10,468	$(14,348)
Net realized gain (loss) on investments	431,173	29,737	9,254,145	134,179	1,341,974	(42,972)
Net change in unrealized appreciation (depreciation) of investments	(201,107)	64,105	5,814,796	250,750	2,038,676	183,248

Net increase (decrease) in net assets resulting from operations	271,498	97,036	14,473,228	372,988	3,391,118	125,928

From Contractowners Transactions:
Payments received from Contractowners	29,243	10,142	175,201	3,177	20,132	1,477
Transfers between Variable Investment Options including guaranteed investment account, net	(103,350)	(34,844)	(1,054,973)	54	(180,818)	1,149
Redemptions for contract benefits and terminations	(890,199)	(127,312)	(8,089,744)	(189,113)	(1,980,896)	(157,095)
Contract maintenance charges	(525)	(45)	(22,408)	(112)	-	(144)

Net increase (decrease) in net assets resulting from contractowners transactions	(964,831)	(152,059)	(8,991,924)	(185,994)	(2,141,582)	(154,613)

Net Increase (Decrease) in Net Assets	(693,333)	(55,023)	5,481,304	186,994	1,249,536	(28,685)

Net Assets - Beginning of Year	8,786,059	1,343,188	79,213,833	1,504,734	14,964,705	913,954
Net Assets - End of Year	$8,092,726	$1,288,165	$84,695,137	$1,691,728	$16,214,241	$885,269

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative-Plus Allocation*	EQ/Core Bond Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,808)	$361,306	$(204,499)	$11,156	$7,271	$47,899
Net realized gain (loss) on investments	4,864	289,821	1,067,598	(6,731)	14,516	(101,489)
Net change in unrealized appreciation (depreciation) of investments	199,783	7,523,677	2,785,101	67,966	61,524	315,365

Net increase (decrease) in net assets resulting from operations	202,839	8,174,804	3,648,200	72,391	83,311	261,775

From Contractowners Transactions:
Payments received from Contractowners	9,150	321,003	43,360	-	-	48,073
Transfers between Variable Investment Options including guaranteed investment account, net	(33)	(845,214)	(396,290)	(34,019)	248,511	(138,000)
Redemptions for contract benefits and terminations	(279,171)	(6,628,740)	(1,906,008)	(50,851)	(31,139)	(953,601)
Contract maintenance charges	(292)	(45,927)	(766)	(221)	(109)	(2,397)

Net increase (decrease) in net assets resulting from contractowners transactions	(270,346)	(7,198,878)	(2,259,704)	(85,091)	217,263	(1,045,925)

Net Increase (Decrease) in Net Assets	(67,507)	975,926	1,388,496	(12,700)	300,574	(784,150)

Net Assets - Beginning of Year	1,288,372	68,022,409	18,360,819	1,170,668	697,972	9,440,918
Net Assets - End of Year	$1,220,865	$68,998,335	$19,749,315	$1,157,968	$998,546	$8,656,768

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,988	$(17,585)	$35,469	$(89,795)	$(516,043)	$(61,512)
Net realized gain (loss) on investments	(20,407)	95,949	(40,106)	439,058	8,438,796	574,885
Net change in unrealized appreciation (depreciation) of investments	42,765	242,773	85,769	448,230	6,638,967	1,509,867

Net increase (decrease) in net assets resulting from operations	26,346	321,137	81,132	797,493	14,561,720	2,023,240

From Contractowners Transactions:
Payments received from Contractowners	12,559	8,105	13,666	27,229	137,835	10,767
Transfers between Variable Investment Options including guaranteed investment account, net	(6,336)	15,283	(76,245)	(39,105)	(1,076,132)	(148,813)
Redemptions for contract benefits and terminations	(118,430)	(171,757)	(529,458)	(465,519)	(3,961,747)	(647,749)
Contract maintenance charges	(196)	(272)	(758)	(676)	(15,539)	-

Net increase (decrease) in net assets resulting from contractowners transactions	(112,403)	(148,641)	(592,795)	(478,071)	(4,915,583)	(785,795)

Net Increase (Decrease) in Net Assets	(86,057)	172,496	(511,663)	319,422	9,646,137	1,237,445

Net Assets - Beginning of Year	1,179,072	1,747,637	4,065,653	5,509,477	34,279,294	5,693,356
Net Assets - End of Year	$1,093,015	$1,920,133	$3,553,990	$5,828,899	$43,925,431	$6,930,801

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,203)	$6,546	$(702,633)	$(8,453)	$(49,073)	$(19,857)
Net realized gain (loss) on investments	523,773	156,659	3,230,236	305,792	456,237	648,628
Net change in unrealized appreciation (depreciation) of investments	135,477	115,880	14,322,605	543,392	368,878	307,974

Net increase (decrease) in net assets resulting from operations	654,047	279,085	16,850,208	840,731	776,042	936,745

From Contractowners Transactions:
Payments received from Contractowners	43,504	3,983	151,601	20,305	15,155	14,904
Transfers between Variable Investment Options including guaranteed investment account, net	(129,113)	1,772	(1,060,891)	(180,609)	(44,313)	(235,019)
Redemptions for contract benefits and terminations	(730,667)	(126,307)	(4,049,025)	(949,813)	(666,173)	(660,387)
Contract maintenance charges	(951)	(744)	(1,963)	(2,189)	(973)	(819)

Net increase (decrease) in net assets resulting from contractowners transactions	(817,227)	(121,296)	(4,960,278)	(1,112,306)	(696,304)	(881,321)

Net Increase (Decrease) in Net Assets	(163,180)	157,789	11,889,930	(271,575)	79,738	55,424

Net Assets - Beginning of Year	7,947,868	2,266,925	41,914,470	6,864,305	6,238,960	8,839,007
Net Assets - End of Year	$7,784,688	$2,424,714	$53,804,400	$6,592,730	$6,318,698	$8,894,431

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/Moderate Allocation*	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$32,918	$8,881	$624,492	$(114,991)	$32,616	$17,368
Net realized gain (loss) on investments	44,368	67,865	810	(1,016,836)	(1,134)	(48,647)
Net change in unrealized appreciation (depreciation) of investments	481,538	318,914	(818)	3,296,626	24,014	96,491

Net increase (decrease) in net assets resulting from operations	558,824	395,660	624,484	2,164,799	55,496	65,212

From Contractowners Transactions:
Payments received from Contractowners	20,213	12,555	548,316	31,371	8,328	15,283
Transfers between Variable Investment Options including guaranteed investment account, net	268,973	(1,679)	9,811,720	(136,574)	2,451	(62,914)
Redemptions for contract benefits and terminations	(349,161)	(81,004)	(10,955,661)	(890,263)	(138,588)	(240,290)
Contract maintenance charges	(584)	(322)	(3,682)	(564)	(178)	(538)

Net increase (decrease) in net assets resulting from contractowners transactions	(60,559)	(70,450)	(599,307)	(996,030)	(127,987)	(288,459)

Net Increase (Decrease) in Net Assets	498,265	325,210	25,177	1,168,769	(72,491)	(223,247)

Net Assets - Beginning of Year	5,189,604	2,906,993	21,752,977	7,140,695	1,460,987	2,503,861
Net Assets - End of Year	$5,687,869	$3,232,203	$21,778,154	$8,309,464	$1,388,496	$2,280,614

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/Small Company Index*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(9,374)	$(11,868)	$(158,356)	$347,327	$(47,724)	$55
Net realized gain (loss) on investments	70,120	30,016	1,116,316	587,903	710,375	84,349
Net change in unrealized appreciation (depreciation) of investments	224,692	444,457	3,555,499	(280,491)	(83,404)	(49,519)

Net increase (decrease) in net assets resulting from operations	285,438	462,605	4,513,459	654,739	579,247	34,885

From Contractowners Transactions:
Payments received from Contractowners	3,931	5,434	34,458	34,082	34,401	1,884
Transfers between Variable Investment Options including guaranteed investment account, net	34,348	(6,611)	(269,490)	(132,938)	(101,722)	6,546
Redemptions for contract benefits and terminations	(212,709)	(229,556)	(1,303,003)	(827,638)	(574,120)	(190,804)
Contract maintenance charges	(365)	(203)	-	(872)	(314)	(49)

Net increase (decrease) in net assets resulting from contractowners transactions	(174,795)	(230,936)	(1,538,035)	(927,366)	(641,755)	(182,423)

Net Increase (Decrease) in Net Assets	110,643	231,669	2,975,424	(272,627)	(62,508)	(147,538)

Net Assets - Beginning of Year	2,006,294	2,772,814	14,915,969	10,259,392	6,104,858	623,910
Net Assets - End of Year	$2,116,937	$3,004,483	$17,891,393	$9,986,765	$6,042,350	$476,372

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,145)	$(84,437)	$(21,438)	$(14,840)	$65,481	$(126,687)
Net realized gain (loss) on investments	2,566	679,777	9,608	(43,688)	449,061	1,024,804
Net change in unrealized appreciation (depreciation) of investments	73,267	933,025	19,440	349,107	681,683	681,627

Net increase (decrease) in net assets resulting from operations	71,688	1,528,365	7,610	290,579	1,196,225	1,579,744

From Contractowners Transactions:
Payments received from Contractowners	658	11,749	4,357	2,689	18,785	52,619
Transfers between Variable Investment Options including guaranteed investment account, net	(6,343)	(118,727)	12,276	(60,393)	(381,148)	(349,176)
Redemptions for contract benefits and terminations	(53,310)	(580,255)	(196,334)	(150,940)	(1,056,013)	(908,443)
Contract maintenance charges	(56)	(502)	(147)	(111)	-	-

Net increase (decrease) in net assets resulting from contractowners transactions	(59,051)	(687,735)	(179,848)	(208,755)	(1,418,376)	(1,205,000)

Net Increase (Decrease) in Net Assets	12,637	840,630	(172,238)	81,824	(222,151)	374,744

Net Assets - Beginning of Year	390,444	5,034,897	1,292,455	736,531	9,394,589	10,221,759
Net Assets - End of Year	$403,081	$5,875,527	$1,120,217	$818,355	$9,172,438	$10,596,503

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(177,261)	$(24,329)	$(11,068)	$43,401	$14,041	$(286)
Net realized gain (loss) on investments	150,496	464,296	34,897	197,383	(57,912)	(3,146)
Net change in unrealized appreciation (depreciation) of investments	4,548,191	789,422	269,932	(340,090)	117,591	(763)

Net increase (decrease) in net assets resulting from operations	4,521,426	1,229,389	293,761	(99,306)	73,720	(4,195)

From Contractowners Transactions:
Payments received from Contractowners	82,106	45,465	8,504	8,386	13,822	-
Transfers between Variable Investment Options including guaranteed investment account, net	(351,986)	(100,658)	(18,087)	(29,216)	42,293	(11,373)
Redemptions for contract benefits and terminations	(1,758,421)	(708,618)	(429,959)	(341,611)	(196,527)	(43)
Contract maintenance charges	(464)	-	(855)	(343)	(294)	(2)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,028,765)	(763,811)	(440,397)	(362,784)	(140,706)	(11,418)

Net Increase (Decrease) in Net Assets	2,492,661	465,578	(146,636)	(462,090)	(66,986)	(15,613)

Net Assets - Beginning of Year	12,631,722	5,195,557	3,548,396	2,692,215	2,186,719	32,211
Net Assets - End of Year	$15,124,383	$5,661,135	$3,401,760	$2,230,125	$2,119,733	$16,598

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2023

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,999)	$(25,226)
Net realized gain (loss) on investments	(14,441)	(87,054)
Net change in unrealized appreciation (depreciation) of investments	13,872	605,226

Net increase (decrease) in net assets resulting from operations	(3,568)	492,946

From Contractowners Transactions:
Payments received from Contractowners	300	35,725
Transfers between Variable Investment Options including guaranteed investment account, net	(87,345)	(28,276)
Redemptions for contract benefits and terminations	(2,944)	(158,218)
Contract maintenance charges	(12)	(137)

Net increase (decrease) in net assets resulting from contractowners transactions	(90,001)	(150,906)

Net Increase (Decrease) in Net Assets	(93,569)	342,040

Net Assets - Beginning of Year	236,902	1,254,956
Net Assets - End of Year	$143,333	$1,596,996

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

1. Organization

Equitable America Variable Account A (the “Account” was established by Equitable Financial Life Insurance Company of America (“Equitable Financial”) on March 27, 1987. Equitable Financial is an Arizona stock life insurance company. On October 1, 2013, Equitable Financial entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account is registered with the United States Securities and Exchange Commission (“SEC”) and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP").

The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), BNY Mellon Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, and ProFunds (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-end, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options (“Portfolios”):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	EQ Advisors Trust*
Invesco V.I. Diversified Dividend Fund	1290 VT Equity Income (1)
Invesco V.I. Global Core Equity Fund	1290 VT GAMCO Mergers & Acquisitions
Invesco V.I. Global Fund	1290 VT GAMCO Small Company Value
Invesco V.I. Health Care Fund	1290 VT Socially Responsible (1)
Invesco V.I. Technology Fund	EQ/AB Small Cap Growth (1)
EQ/Aggressive Allocation
BNY Mellon Investment Adviser, Inc.	EQ/All Asset Growth Allocation
BNY Mellon Stock Index Fund, Inc.	EQ/Capital Group Research (1)

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

Variable Investment Options, continued:

EQ Advisors Trust* (continued)	Franklin Templeton Variable Insurance Products Trust
EQ/Conservative Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Conservative-Plus Allocation	Franklin Income VIP Fund
EQ/Core Bond Index (1)	Franklin Rising Dividends VIP Fund
EQ/Core Plus Bond
EQ/Global Equity Managed Volatility (1)	Janus Aspen Series
EQ/Intermediate Government Bond	Janus Henderson Balanced Portfolio
EQ/Janus Enterprise (1)	Janus Henderson Enterprise Portfolio
EQ/JPMorgan Growth Stock Portfolio	Janus Henderson Forty Portfolio
EQ/Large Cap Growth Managed Volatility	Janus Henderson Global Research Portfolio
EQ/Large Cap Value Index (1)	Janus Henderson Overseas Portfolio
EQ/Large Cap Value Managed Volatility (1)
EQ/Loomis Sayles Growth Portfolio	MFS® Variable Insurance Trust
EQ/MFS International Growth	MFS® Utilities Series
EQ/Mid Cap Index (1)
EQ/Mid Cap Value Managed Volatility (1)	PIMCO Variable Insurance Trust
EQ/Moderate Allocation	PIMCO Global Bond Opportunities Portfolio (Unhedged)
EQ/Moderate-Plus Allocation
EQ/Money Market	ProFunds
EQ/Morgan Stanley Small Cap Growth	ProFund VP Bear
EQ/PIMCO Ultra Short Bond	ProFund VP Rising Rates Opportunity
EQ/Quality Bond PLUS	ProFund VP UltraBull
EQ/Small Company Index (1)
EQ/Value Equity

* An affiliate of Equitable Financial that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

(1) Effective June 21, 2024, the Class IA shares of this Variable Investment Option were combined with the Class IB shares of the same Variable Investment Option.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

The Account holds assets that are segregated from all of Equitable Financial’s other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by Equitable Financial, which is a wholly-owned subsidiary of Equitable Holdings, Inc.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished or segregated from those of Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, (2) mortality and expense charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and notes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, management expects the risk of material loss to be remote.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represents amount due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represents unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Annuity Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance law to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account assets support Equitable Financial’s insurance and annuity obligations and are subject to Equitable Financial’s general liabilities for business operations and to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Variable Annuity Policies. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Annuity Policies.

Federal Income Taxes:

The results of the operations of the Account are included in the federal income tax return of Equitable Financial. Under the provisions of the contracts, Equitable Financial has the right to charge the Account for federal income tax attributable to the Account. No charge has been made against the Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

3. Fair Value Disclosures

The Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets in active markets
b)	Quoted prices for identical or similar assets in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values:

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Account are classified as Level 1 in the fair value hierarchy as of December 31, 2024 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

4. Segment Reporting

The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or its results of operations.

Equitable Financial Life Insurance Company (“EFLIC”) and Equitable Financial Life Insurance Company of America (“EFLOA”) (collectively referred to as the “Company”) have identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5. Purchase and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2024 were as follows:

	Purchases	Sales
1290 VT Equity Income	$1,045,778	$1,307,794
1290 VT GAMCO Mergers & Acquisitions	93,161	680,729
1290 VT GAMCO Small Company Value	7,069,218	12,386,044
1290 VT Socially Responsible	1,507,999	1,610,218
BNY Mellon Stock Index Fund, Inc.	1,645,497	3,418,326
EQ/AB Small Cap Growth	1,010,624	1,014,977
EQ/Aggressive Allocation	287,110	224,194
EQ/All Asset Growth Allocation	3,924,605	11,021,334
EQ/Capital Group Research	19,272,579	19,332,936
EQ/Conservative Allocation	28,604	615,550
EQ/Conservative-Plus Allocation	88,987	308,857
EQ/Core Bond Index	9,003,878	10,112,693
EQ/Core Plus Bond	59,483	172,209
EQ/Global Equity Managed Volatility	1,724,565	1,943,153

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

	Purchases	Sales
EQ/Intermediate Government Bond	$301,078	$645,076
EQ/Janus Enterprise	5,344,876	6,168,301
EQ/JPMorgan Growth Stock Portfolio	2,907,701	8,120,339
EQ/Large Cap Growth Managed Volatility	1,084,439	1,286,565
EQ/Large Cap Value Index	5,734,609	6,486,214
EQ/Large Cap Value Managed Volatility	2,292,444	2,491,032
EQ/Loomis Sayles Growth Portfolio	10,888,405	8,346,543
EQ/MFS International Growth	465,404	1,332,332
EQ/Mid Cap Index	4,781,624	5,273,346
EQ/Mid Cap Value Managed Volatility	7,357,678	7,937,217
EQ/Moderate Allocation	1,363,030	620,589
EQ/Moderate-Plus Allocation	274,122	241,706
EQ/Money Market	12,148,831	12,072,793
EQ/Morgan Stanley Small Cap Growth	141,835	1,126,725
EQ/PIMCO Ultra Short Bond	117,555	185,949
EQ/Quality Bond PLUS	266,678	593,505
EQ/Small Company Index	2,015,039	2,112,509
EQ/Value Equity	217,332	442,549
Fidelity® VIP Contrafund® Portfolio	2,395,851	3,743,491
Franklin Income VIP Fund	761,257	2,378,602
Franklin Rising Dividends VIP Fund	451,948	1,424,040
Invesco V.I. Diversified Dividend Fund	33,828	56,130
Invesco V.I. Global Core Equity Fund	34,664	97,759
Invesco V.I. Global Fund	420,821	1,485,832
Invesco V.I. Health Care Fund	15,730	250,484
Invesco V.I. Technology Fund	119,166	278,070
Janus Henderson Balanced Portfolio	313,155	1,480,586
Janus Henderson Enterprise Portfolio	620,537	1,302,903
Janus Henderson Forty Portfolio	1,162,799	2,577,999
Janus Henderson Global Research Portfolio	296,439	794,055
Janus Henderson Overseas Portfolio	82,533	616,183
MFS® Utilities Series	136,487	507,072
PIMCO Global Bond Opportunities Portfolio (Unhedged)	195,157	503,935
ProFund VP Bear	8,692	548
ProFund VP Rising Rates Opportunity	80,843	19,702
ProFund VP Ultrabull	1,640,533	268,720

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

The units purchased and redeemed for the year ended December 31, 2024 were as follows:

	Share Class+	Issued	Redeemed	Net Change
1290 VT Equity Income	IA	-	8,341	(8,341)
1290 VT Equity Income	IB	24,073	28,805	(4,732)
1290 VT GAMCO Mergers & Acquisitions	IB	2,121	34,076	(31,955)
1290 VT GAMCO Small Company Value	IB	4,108	79,580	(75,472)
1290 VT Socially Responsible	IA	343	47,335	(46,992)
1290 VT Socially Responsible	IB	139,732	10,657	129,075
BNY Mellon Stock Index Fund, Inc.	INITIAL	8,974	73,042	(64,068)
EQ/AB Small Cap Growth	IA	31	28,091	(28,060)
EQ/AB Small Cap Growth	IB	26,998	1,144	25,854
EQ/Aggressive Allocation	IB	9,648	10,956	(1,308)
EQ/All Asset Growth Allocation	IB	15,349	159,903	(144,554)
EQ/Capital Group Research	IA	5,618	545,132	(539,514)
EQ/Capital Group Research	IB	503,615	26,986	476,629
EQ/Conservative Allocation	IB	-	49,963	(49,963)
EQ/Conservative-Plus Allocation	IB	2,924	21,148	(18,224)
EQ/Core Bond Index	IA	6,891	735,716	(728,825)
EQ/Core Bond Index	IB	696,759	63,887	632,872
EQ/Core Plus Bond	IA	968	12,671	(11,703)
EQ/Global Equity Managed Volatility	IA	151	42,583	(42,432)
EQ/Global Equity Managed Volatility	IB	38,709	4,206	34,503
EQ/Intermediate Government Bond	IA	15,992	50,829	(34,837)
EQ/Janus Enterprise	IA	1,034	194,024	(192,990)
EQ/Janus Enterprise	IB	179,522	19,476	160,046
EQ/JPMorgan Growth Stock Portfolio	IB	4,304	66,342	(62,038)
EQ/Large Cap Growth Managed Volatility	IB	3,588	25,331	(21,743)
EQ/Large Cap Value Index	IA	1,117	262,337	(261,220)
EQ/Large Cap Value Index	IB	244,324	16,998	227,326
EQ/Large Cap Value Managed Volatility	IA	623	41,784	(41,161)
EQ/Large Cap Value Managed Volatility	IB	37,692	2,553	35,139
EQ/Loomis Sayles Growth Portfolio	IB	5,065	142,910	(137,845)
EQ/MFS International Growth	IB	2,638	36,603	(33,965)
EQ/Mid Cap Index	IA	754	170,905	(170,151)
EQ/Mid Cap Index	IB	159,590	9,647	149,943
EQ/Mid Cap Value Managed Volatility	IA	664	283,497	(282,833)
EQ/Mid Cap Value Managed Volatility	IB	262,265	23,063	239,202
EQ/Moderate Allocation	IB	61,739	37,313	24,426
EQ/Moderate-Plus Allocation	IB	529	11,556	(11,027)
EQ/Money Market	IA	1,120,384	1,185,998	(65,614)
EQ/Morgan Stanley Small Cap Growth	IB	10,258	72,101	(61,843)
EQ/PIMCO Ultra Short Bond	IB	4,951	14,248	(9,297)
EQ/Quality Bond PLUS	IB	13,842	36,425	(22,583)
EQ/Small Company Index	IA	236	44,442	(44,206)
EQ/Small Company Index	IB	41,247	1,345	39,902
EQ/Value Equity	IB	3,038	14,753	(11,715)
Fidelity® VIP Contrafund® Portfolio	SERVICE	867	52,627	(51,760)
Franklin Income VIP Fund	CLASS 2	7,256	76,203	(68,947)
Franklin Rising Dividends VIP Fund	CLASS 2	2,022	26,370	(24,348)

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

	Share Class+	Issued	Redeemed	Net Change
Invesco V.I. Diversified Dividend Fund	SERIES I	376	2,989	(2,613)
Invesco V.I. Global Core Equity Fund	SERIES I	1,258	4,402	(3,144)
Invesco V.I. Global Fund	SERVICE	1,121	24,373	(23,252)
Invesco V.I. Health Care Fund	SERIES I	492	6,360	(5,868)
Invesco V.I. Technology Fund	SERIES I	2,239	6,590	(4,351)
Janus Henderson Balanced Portfolio	INSTITUTIONAL	3,047	32,169	(29,122)
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	2,205	24,244	(22,039)
Janus Henderson Forty Portfolio	INSTITUTIONAL	2,534	25,047	(22,513)
Janus Henderson Forty Portfolio	SERVICE	188	7,732	(7,544)
Janus Henderson Global Research Portfolio	INSTITUTIONAL	2,007	25,376	(23,369)
Janus Henderson Overseas Portfolio	SERVICE	1,383	18,874	(17,491)
MFS® Utilities Series	INITIAL	720	8,724	(8,004)
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	7,564	26,829	(19,265)
ProFund VP Bear	COMMON	11,645	518	11,127
ProFund VP Rising Rates Opportunity	COMMON	869	9,407	(8,538)
ProFund VP UltraBull	COMMON	13,450	2,850	10,600

6. Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee ("12b-1 fee") of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”) a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.63% to a high of 1.25% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.12% to 0.45% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT, including the EQ/Large Cap Value Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Annuity Policies and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Annuity Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC ("Equitable Network"), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed agents of Equitable Financial, and are registered representatives of the broker-dealers under contracts with Equitable Distributors. Equitable Financial serves as the transfer agent for EQAT.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

7. Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the years ended December 31, 2024 and December 31, 2023.

8. Contractowner Charges and Asset-based Charges

Policy premiums received from Equitable Financial by the Account represent gross policy premiums recorded by Equitable Financial less deductions retained as compensation for certain sales distribution expenses and any premium taxes. Net policy premiums are included in “Payments received from Contractowners” in the Statement of Changes in Net Assets.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the total amount under the policy in each Variable Investment Option (“fund value”) as a redemption of units. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as “Asset-based Charges” in the Statement of Operations.

Mortality & Expense Risk Charge: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 1.20% to a high of 2.85%.

Annual Contract Charge: This charge is deducted daily from the fund value, and ranges from a low of $0 to a high of $30.

Transfer Charge: Equitable Financial does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. This charge would be deducted from the fund value.

Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity Policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.

9. Financial Highlights

The Variable Annuity Policies have unique combinations of features and fees that are charged against the Contractowner’s account balance. Differences in the fee structures result in a variety of unit values, expenses ratios and total returns.

The ranges for total return ratios and unit values correspond to the product groupings that produced the lowest and highest expenses ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

		Unit Outstanding
	Share Class+	2024	2023	2022	2021	2020
1290 VT Equity Income	IA	-	8,341	8,562	9,239	9,467
1290 VT Equity Income	IB	248,753	253,485	287,489	322,998	352,705
1290 VT GAMCO Mergers & Acquisitions	IB	38,092	70,047	78,462	82,008	69,876
1290 VT GAMCO Small Company Value	IB	537,719	613,191	685,231	770,581	850,275
1290 VT Socially Responsible	IA	-	46,992	53,953	56,355	62,614
1290 VT Socially Responsible	IB	142,748	13,673	14,238	17,493	17,575
BNY Mellon Stock Index Fund, Inc.	INITIAL	372,022	436,090	500,066	537,734	582,854
EQ/AB Small Cap Growth	IA	-	28,060	33,352	38,034	42,169
EQ/AB Small Cap Growth	IB	25,854	-	-	-	-
EQ/Aggressive Allocation	IB	65,066	66,374	81,792	83,907	82,940
EQ/All Asset Growth Allocation	IB	1,073,247	1,217,801	1,381,401	1,545,845	1,697,769
EQ/Capital Group Research	IA	-	539,514	608,744	666,410	723,239
EQ/Capital Group Research	IB	476,629	-	-	-	-
EQ/Conservative Allocation	IB	46,484	96,447	103,775	114,253	99,283
EQ/Conservative-Plus Allocation	IB	54,275	72,499	55,520	72,181	56,481
EQ/Core Bond Index	IA	-	728,825	818,319	911,015	1,021,845
EQ/Core Bond Index	IB	632,872	-	-	-	-
EQ/Core Plus Bond	IA	79,660	91,363	100,965	115,264	125,733
EQ/Global Equity Managed Volatility	IA	-	42,432	46,045	52,497	54,247
EQ/Global Equity Managed Volatility	IB	34,503	-	-	-	-
EQ/Intermediate Government Bond	IA	277,389	312,226	363,437	430,296	486,419
EQ/Janus Enterprise	IA	-	192,990	210,720	235,092	253,069
EQ/Janus Enterprise	IB	160,046	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	445,765	507,803	585,142	634,828	690,761
EQ/Large Cap Growth Managed Volatility	IB	145,281	167,024	188,140	204,769	237,543
EQ/Large Cap Value Index	IA	-	261,220	291,115	321,214	356,028
EQ/Large Cap Value Index	IB	227,326	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	-	41,161	43,009	53,610	62,782
EQ/Large Cap Value Managed Volatility	IB	35,139	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	1,026,776	1,164,621	1,287,973	1,413,419	1,533,945
EQ/MFS International Growth	IB	189,637	223,602	264,348	283,326	316,337
EQ/Mid Cap Index	IA	-	170,151	190,718	216,774	237,130
EQ/Mid Cap Index	IB	149,943	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	-	282,833	313,105	345,164	405,606
EQ/Mid Cap Value Managed Volatility	IB	239,202	-	-	-	-
EQ/Moderate Allocation	IB	418,684	394,258	400,485	420,528	484,917
EQ/Moderate-Plus Allocation	IB	183,399	194,426	199,142	225,643	225,168
EQ/Money Market	IA	2,179,993	2,245,607	2,319,578	2,043,880	2,325,597
EQ/Morgan Stanley Small Cap Growth	IB	541,822	603,665	687,163	762762	855438
EQ/PIMCO Ultra Short Bond	IB	114,446	123,743	135,364	150,671	176,697
EQ/Quality Bond PLUS	IB	117,433	140,016	158,491	174,117	186,993
EQ/Small Company Index	IA	-	44,206	48,204	51,145	56,475
EQ/Small Company Index	IB	39,902	-	-	-	-
EQ/Value Equity	IB	104,934	116649	126854	144,745	169
Fidelity® VIP Contrafund® Portfolio	SERVICE	281,543	333,303	365,564	408,069	446,191
Franklin Income VIP Fund	CLASS 2	293,734	362,681	397,967	444,834	457,195
Franklin Rising Dividends VIP Fund	CLASS 2	107,472	131,820	145,754	161,795	174,533
Invesco V.I. Diversified Dividend Fund	SERIES I	31,203	33,816	45,188	51,094	53,626

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

		Unit Outstanding
	Share Class+	2024	2023	2022	2021	2020
Invesco V.I. Global Core Equity Fund	SERIES I	18,346	21,490	24,931	30,143	32,709
Invesco V.I. Global Fund	SERVICE	94,378	117,630	133,721	147,083	164,000
Invesco V.I. Health Care Fund	SERIES I	29,298	35,166	41,257	47,030	50,082
Invesco V.I. Technology Fund	SERIES I	20,487	24,838	32,216	36,316	39,024
Janus Henderson Balanced Portfolio	INSTITUTIONAL	206,050	235,172	274,277	309,281	343,107
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	221,763	243,802	273,969	305,434	333,195
Janus Henderson Forty Portfolio	INSTITUTIONAL	179,698	202,211	237,653	252,359	269,752
Janus Henderson Forty Portfolio	SERVICE	41,889	49,433	52,895	59,535	63,744
Janus Henderson Global Research Portfolio	INSTITUTIONAL	209,761	233,130	267,625	307,644	337,989
Janus Henderson Overseas Portfolio	SERVICE	104,711	122,202	138,376	168,195	182,695
MFS® Utilities Series	INITIAL	33,410	41,414	48,333	57,718	61,194
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	102,901	122,166	130,944	161,244	173,540
ProFund VP Bear	COMMON	38,111	26,984	43,892	30,500	18,586
ProFund VP Rising Rates Opportunity	COMMON	74,430	82,968	137,348	68,535	61,166
ProFund VP UltraBull	COMMON	32,418	21,818	24,475	29,020	45,663

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

		Unit Value
	Share Class+	2024		2023		2022		2021		2020
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	IA	$28.00	$28.00	$26.68	$26.68	$25.62	$25.62	$25.17	$25.17	$20.16	$20.16
1290 VT Equity Income	IB	26.90	37.50	25.09	34.57	27.37	33.19	27.30	32.58	22.21	26.09
1290 VT GAMCO Mergers & Acquisitions	IB	16.09	20.77	15.11	19.28	14.12	17.82	15.38	19.19	14.14	17.43
1290 VT GAMCO Small Company Value	IB	56.27	78.62	51.87	71.31	44.06	59.62	50.72	67.55	41.69	54.63
1290 VT Socially Responsible	IA	29.83	29.83	26.12	26.12	20.77	20.77	27.01	27.01	21.01	21.01
1290 VT Socially Responsible	IB	35.33	44.11	29.73	36.69	23.87	29.13	31.37	37.84	24.64	29.39
BNY Mellon Stock Index Fund, Inc.	INITIAL	45.73	45.73	37.18	37.18	29.93	29.93	37.13	37.13	29.31	29.31
EQ/AB Small Cap Growth	IA	29.53	35.90	28.89	34.92	25.12	30.02	35.94	42.47	38.19	38.07
EQ/AB Small Cap Growth	IB	32.14	39.31	-	-	-	-	-	-	-	-
EQ/Aggressive Allocation	IB	17.57	21.50	15.82	19.13	13.67	16.35	17.14	20.27	14.98	17.51
EQ/All Asset Growth Allocation	IB	17.84	22.03	16.43	20.05	14.74	17.78	17.64	21.04	16.28	19.19
EQ/Capital Group Research	IA	44.92	63.09	39.26	54.73	32.83	45.03	41.66	56.25	34.81	46.26
EQ/Capital Group Research	IB	49.57	70.22	-	-	-	-	-	-	-	-
EQ/Conservative Allocation	IB	11.66	12.73	11.33	12.31	10.68	11.54	11.30	13.37	11.27	13.17
EQ/Conservative-Plus Allocation	IB	12.24	14.98	11.71	14.16	10.80	12.92	12.94	15.30	12.42	14.51
EQ/Core Bond Index	IA	7.99	13.52	8.07	13.54	7.93	13.11	8.94	14.54	9.39	15.03
EQ/Core Bond Index	IB	8.03	13.70	-	-	-	-	-	-	-	-
EQ/Core Plus Bond	IA	8.46	13.74	8.76	14.00	8.62	13.55	10.18	15.75	10.65	16.22
EQ/Global Equity Managed Volatility	IA	46.54	54.90	42.67	49.96	36.16	41.67	47.04	53.34	41.74	46.58
EQ/Global Equity Managed Volatility	IB	46.72	55.59	-	-	-	-	-	-	-	-
EQ/Intermediate Government Bond	IA	7.81	11.61	7.84	11.48	7.76	11.18	8.64	12.26	9.08	12.67
EQ/Janus Enterprise	IA	32.57	30.12	31.48	28.89	27.66	24.98	34.10	30.31	30.01	26.25
EQ/Janus Enterprise	IB	34.93	32.58	-	-	-	-	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	49.34	226.74	37.38	171.63	25.89	118.76	42.77	195.98	38.09	174.34
EQ/Large Cap Growth Managed Volatility	IB	53.26	53.26	41.50	41.50	30.26	30.26	44.18	44.18	36.01	36.01
EQ/Large Cap Value Index	IA	27.87	34.96	26.52	33.01	24.63	30.17	27.60	33.27	22.84	27.10
EQ/Large Cap Value Index	IB	29.28	37.04	-	-	-	-	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	20.46	25.24	19.19	23.54	17.24	20.91	19.96	23.93	16.37	19.40
EQ/Large Cap Value Managed Volatility	IB	21.39	26.55	-	-	-	-	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	55.40	65.99	42.60	49.93	30.47	35.15	43.51	49.40	38.52	43.03
EQ/MFS International Growth	IB	26.06	37.23	24.28	34.66	21.52	30.68	25.71	36.63	23.82	33.90
EQ/Mid Cap Index	IA	34.11	44.46	32.66	42.24	29.01	36.93	34.53	43.26	28.67	35.34
EQ/Mid Cap Index	IB	35.94	47.24	-	-	-	-	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	27.14	34.41	26.63	33.51	24.20	29.96	29.12	35.49	23.51	28.20
EQ/Mid Cap Value Managed Volatility	IB	28.92	36.97	-	-	-	-	-	-	-	-
EQ/Moderate Allocation	IB	12.90	15.79	12.24	14.81	11.16	13.34	13.51	15.97	12.76	14.91

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

		Unit Value
	Share Class+	2024		2023		2022		2021		2020
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Moderate-Plus Allocation	IB	$15.31	$18.73	$14.15	$17.12	$12.56	$15.02	$15.50	$18.33	$14.08	$16.46
EQ/Money Market	IA	7.62	10.38	7.49	10.03	7.37	9.72	7.50	9.73	7.69	9.83
EQ/Morgan Stanley Small Cap Growth	IB	15.72	16.58	13.33	13.90	10.15	10.47	18.60	18.96	18.55	18.69
EQ/PIMCO Ultra Short Bond	IB	9.89	12.85	9.57	12.28	7.87	11.77	8.14	11.98	8.41	12.18
EQ/Quality Bond PLUS	IB	14.65	22.18	14.60	22.07	14.19	21.44	16.02	24.18	16.59	25.01
EQ/Small Company Index	IA	34.14	46.04	34.51	46.19	30.39	40.02	38.97	50.51	34.83	44.43
EQ/Small Company Index	IB	37.29	50.70	-	-	-	-	-	-	-	-
EQ/Value Equity	IB	21.68	29.27	20.79	27.63	17.89	23.40	21.67	27.89	17.78	22.52
Fidelity® VIP Contrafund® Portfolio	SERVICE	70.77	70.77	53.68	53.68	40.80	40.80	56.18	56.18	44.59	44.59
Franklin Income VIP Fund	CLASS 2	22.94	32.79	22.01	30.96	20.83	28.84	22.66	30.88	19.96	26.77
Franklin Rising Dividends VIP Fund	CLASS 2	39.72	56.90	36.88	51.98	33.84	46.94	38.91	53.12	31.56	42.40
Invesco V.I. Diversified Dividend Fund	SERIES I	14.52	17.60	13.13	15.73	12.33	14.60	12.83	15.03	11.05	12.79
Invesco V.I. Global Core Equity Fund	SERIES I	18.24	23.56	15.98	20.41	13.44	16.97	17.61	21.98	15.55	19.18
Invesco V.I. Global Fund	SERVICE	43.49	62.40	38.64	54.54	29.55	41.06	44.65	61.05	39.87	53.65
Invesco V.I. Health Care Fund	SERIES I	28.51	37.41	28.03	36.34	27.85	35.70	32.89	41.68	29.99	37.57
Invesco V.I. Technology Fund	SERIES I	41.03	47.79	31.29	36.03	21.80	24.81	37.16	41.82	33.25	36.99
Janus Henderson Balanced Portfolio	INSTITUTIONAL	44.41	44.41	39.00	39.00	34.25	34.25	41.53	41.53	35.92	35.92
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	49.57	49.57	43.46	43.46	37.31	37.31	44.99	44.99	39.03	39.03
Janus Henderson Forty Portfolio	INSTITUTIONAL	73.82	73.82	58.25	58.25	42.18	42.18	64.34	64.34	53.06	53.06
Janus Henderson Forty Portfolio	SERVICE	74.08	91.54	59.46	72.31	43.78	52.40	67.94	80.02	56.99	66.06
Janus Henderson Global Research Portfolio	INSTITUTIONAL	29.61	29.61	24.28	24.28	19.41	19.41	24.42	24.42	20.96	20.96
Janus Henderson Overseas Portfolio	SERVICE	29.49	30.93	28.73	29.65	26.71	27.14	30.13	30.13	27.35	26.92
MFS® Utilities Series	INITIAL	47.09	66.80	43.18	60.55	45.16	62.60	45.88	62.88	41.17	55.78
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	14.55	18.72	14.97	19.04	10.51	18.31	12.15	20.82	13.03	21.98
ProFund VP Bear	COMMON	0.42	0.53	0.50	0.63	0.60	0.75	0.52	0.65	0.71	0.87
ProFund VP Rising Rates Opportunity	COMMON	1.79	2.30	1.54	1.95	1.55	1.94	1.00	1.24	0.90	1.26
ProFund VP UltraBull	COMMON	85.01	110.56	61.57	78.80	43.59	54.91	73.64	91.28	47.88	58.42

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

	Net Assets (000’s)
	2024	2023	2022	2021	2020
1290 VT Equity Income	$7,811	$8,093	$8,786	$9,712	$8,512
1290 VT GAMCO Mergers & Acquisitions	727	1,288	1,343	1,514	1,166
1290 VT GAMCO Small Company Value	82,038	84,695	79,214	99,717	88,533
1290 VT Socially Responsible	1,853	1,692	1,505	2,145	1,803
BNY Mellon Stock Index Fund, Inc.	17,011	16,214	14,965	19,968	17,084
EQ/AB Small Cap Growth	908	885	914	1,494	1,499
EQ/Aggressive Allocation	1,342	1,221	1,288	1,642	1,406
EQ/All Asset Growth Allocation	65,908	68,998	68,022	89,261	88,396
EQ/Capital Group Research	22,358	19,749	18,361	25,255	22,589
EQ/Conservative Allocation	575	1,158	1,171	1,477	1,265
EQ/Conservative-Plus Allocation	785	999	698	1,078	802
EQ/Core Bond Index	7,548	8,657	9,441	11,705	13,620
EQ/Core Plus Bond	926	1,093	1,179	1,578	1,794
EQ/Global Equity Managed Volatility	1,725	1,920	1,748	2,581	2,344
EQ/Intermediate Government Bond	3,210	3,554	4,066	5,319	6,288
EQ/Janus Enterprise	5,344	5,829	5,509	7,451	7,065
EQ/JPMorgan Growth Stock Portfolio	50,394	43,925	34,279	61,414	59,716
EQ/Large Cap Growth Managed Volatility	7,738	6,931	5,693	9,047	8,553
EQ/Large Cap Value Index	7,544	7,785	7,948	9,706	8,803
EQ/Large Cap Value Managed Volatility	2,300	2,425	2,267	3,088	3,044
EQ/Loomis Sayles Growth Portfolio	62,533	53,804	41,914	64,770	61,369
EQ/MFS International Growth	5,896	6,593	6,864	8,814	9,108
EQ/Mid Cap Index	6,170	6,319	6,239	8,382	7,520
EQ/Mid Cap Value Managed Volatility	8,243	8,894	8,839	11,605	10,897
EQ/Moderate Allocation	6,456	5,688	5,190	6,542	7,032
EQ/Moderate-Plus Allocation	3,331	3,232	2,907	4,003	3,589
EQ/Money Market	21,855	21,778	21,753	19,195	22,066
EQ/Morgan Stanley Small Cap Growth	8,874	8,309	7,141	14,406	15,958
EQ/PIMCO Ultra Short Bond	1,337	1,388	1,461	1,663	2,002
EQ/Quality Bond PLUS	1,929	2,281	2,504	3,109	3,509
EQ/Small Company Index	2,087	2,117	2,006	2,688	2,660
EQ/Value Equity	2,857	3,004	2,773	3,791	3,575
Fidelity® VIP Contrafund® Portfolio	19,924	17,891	14,916	22,924	19,894
Franklin Income VIP Fund	8,509	9,987	10,259	12,348	11,072
Franklin Rising Dividends VIP Fund	5,351	6,042	6,105	7,738	6,706
Invesco V.I. Diversified Dividend Fund	486	476	624	726	651
Invesco V.I. Global Core Equity Fund	394	403	390	615	585
Invesco V.I. Global Fund	5,356	5,876	5,035	8,260	8,129
Invesco V.I. Health Care Fund	944	1,120	1,292	1,740	1,676
Invesco V.I. Technology Fund	891	818	737	1,400	1,343
Janus Henderson Balanced Portfolio	9,151	9,172	9,395	12,844	12,323
Janus Henderson Enterprise Portfolio	10,993	10,597	10,222	13,742	13,005
Janus Henderson Forty Portfolio	16,839	15,124	12,632	20,729	18,291
Janus Henderson Global Research Portfolio	6,210	5,661	5,196	7,513	7,082
Janus Henderson Overseas Portfolio	3,024	3,402	3,548	4,829	4,699
MFS® Utilities Series	1,970	2,230	2,692	3,261	3,072
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1,736	2,120	2,187	3,084	3,513
ProFund VP Bear	20	17	32	20	16
ProFund VP Rising Rates Opportunity	151	143	237	75	67
ProFund VP UltraBull	3,550	1,597	1,255	2,480	2,639

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

	Income Ratio *
	2024	2023	2022	2021	2020
1290 VT Equity Income	2.01%	1.93%	1.69%	1.52%	1.69%
1290 VT GAMCO Mergers & Acquisitions	1.64	1.75	0.32	0.74	0.16
1290 VT GAMCO Small Company Value	0.59	0.61	0.49	0.64	0.62
1290 VT Socially Responsible	0.46	0.71	0.57	0.45	0.71
BNY Mellon Stock Index Fund, Inc.	1.21	1.42	1.27	1.14	1.46
EQ/AB Small Cap Growth	0.29	0.23	0.11	-	0.07
EQ/Aggressive Allocation	2.22	1.34	0.82	4.29	2.57
EQ/All Asset Growth Allocation	2.25	1.80	1.19	3.88	1.39
EQ/Capital Group Research	1.63	0.33	0.15	-	0.16
EQ/Conservative Allocation	2.04	2.31	1.35	1.54	1.69
EQ/Conservative-Plus Allocation	2.40	2.32	1.07	2.40	1.74
EQ/Core Bond Index	2.40	1.99	1.51	1.34	1.41
EQ/Core Plus Bond	4.78	2.23	2.16	1.29	2.03
EQ/Global Equity Managed Volatility	1.21	0.87	0.30	0.91	0.57
EQ/Intermediate Government Bond	2.39	2.49	0.84	0.64	0.95
EQ/Janus Enterprise	0.01	0.03	-	0.10	-
EQ/JPMorgan Growth Stock Portfolio	-	0.00	-	-	-
EQ/Large Cap Growth Managed Volatility	0.33	0.41	0.06	-	0.07
EQ/Large Cap Value Index	1.44	1.53	1.35	1.26	1.63
EQ/Large Cap Value Managed Volatility	1.51	1.65	1.13	0.91	1.41
EQ/Loomis Sayles Growth Portfolio	-	0.00	-	-	-
EQ/MFS International Growth	0.72	1.19	0.79	0.23	0.40
EQ/Mid Cap Index	0.86	0.94	0.85	0.63	0.85
EQ/Mid Cap Value Managed Volatility	1.38	1.37	0.86	0.55	0.96
EQ/Moderate Allocation	2.85	1.95	1.18	2.49	2.04
EQ/Moderate-Plus Allocation	2.43	1.65	0.95	3.59	2.26
EQ/Money Market	4.70	4.21	1.15	-	0.20
EQ/Morgan Stanley Small Cap Growth	0.01	0.00	0.01	-	-
EQ/PIMCO Ultra Short Bond	4.40	3.88	1.30	0.38	0.68
EQ/Quality Bond PLUS	3.12	2.03	0.62	0.74	1.26
EQ/Small Company Index	1.25	1.10	0.84	0.64	0.87
EQ/Value Equity	0.97	1.11	0.95	0.67	1.56
Fidelity® VIP Contrafund® Portfolio	0.10	0.39	0.35	0.05	0.14
Franklin Income VIP Fund	5.37	5.11	4.81	4.60	5.38
Franklin Rising Dividends VIP Fund	1.08	0.92	0.75	0.85	1.18
Invesco V.I. Diversified Dividend Fund	1.89	1.68	1.79	2.19	2.73
Invesco V.I. Global Core Equity Fund	1.10	0.56	0.32	0.97	1.21
Invesco V.I. Global Fund	-	0.00	-	-	0.40
Invesco V.I. Health Care Fund	-	0.00	-	0.20	0.30
Invesco V.I. Technology Fund	-	0.00	-	-	-
Janus Henderson Balanced Portfolio	2.05	2.03	1.30	0.89	1.68
Janus Henderson Enterprise Portfolio	0.75	0.15	0.35	0.32	0.06
Janus Henderson Forty Portfolio	0.09	0.17	0.14	-	0.24
Janus Henderson Global Research Portfolio	0.78	0.94	1.52	0.53	0.66
Janus Henderson Overseas Portfolio	1.30	1.41	1.51	1.06	1.04
MFS® Utilities Series	2.14	3.33	2.28	1.72	2.38
PIMCO Global Bond Opportunities Portfolio (Unhedged)	3.29	2.19	1.41	5.05	2.39
ProFund VP Bear	8.20	0.22	-	-	0.43
ProFund VP Rising Rates Opportunity	4.42	0.11	-	-	0.65
ProFund VP UltraBull	0.47	0.00	-	-	0.81

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

		Expense Ratio **
	Share Class+	2024		2023		2022		2021		2020
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	IA	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
1290 VT Equity Income	IB	1.20	2.35	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
1290 VT GAMCO Mergers & Acquisitions	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
1290 VT GAMCO Small Company Value	IB	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
1290 VT Socially Responsible	IA	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
1290 VT Socially Responsible	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
BNY Mellon Stock Index Fund, Inc.	INITIAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
EQ/AB Small Cap Growth	IA	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.80
EQ/AB Small Cap Growth	IB	1.20	2.35	-	-	-	-	-	-	-	-
EQ/Aggressive Allocation	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/All Asset Growth Allocation	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Capital Group Research	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Capital Group Research	IB	1.20	2.80	-	-	-	-	-	-	-	-
EQ/Conservative Allocation	IB	1.20	1.70	1.20	1.70	1.20	1.70	1.20	2.35	1.20	2.35
EQ/Conservative-Plus Allocation	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Core Bond Index	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Core Bond Index	IB	1.20	2.80	-	-	-	-	-	-	-	-
EQ/Core Plus Bond	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Global Equity Managed Volatility	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Global Equity Managed Volatility	IB	1.20	2.80	-	-	-	-	-	-	-	-
EQ/Intermediate Government Bond	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Janus Enterprise	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Janus Enterprise	IB	1.20	2.80	-	-	-	-	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Large Cap Growth Managed Volatility	IB	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
EQ/Large Cap Value Index	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Large Cap Value Index	IB	1.20	2.80	-	-	-	-	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Large Cap Value Managed Volatility	IB	1.20	2.35	-	-	-	-	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/MFS International Growth	IB	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Mid Cap Index	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Mid Cap Index	IB	1.20	2.80	-	-	-	-	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Mid Cap Value Managed Volatility	IB	1.20	2.80	-	-	-	-	-	-	-	-
EQ/Moderate Allocation	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

		Expense Ratio **
	Share Class+	2024		2023		2022		2021		2020
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Moderate-Plus Allocation	IB	1.20%	2.35%	1.20%	2.35%	1.20%	2.35%	1.20%	2.35%	1.20%	2.35%
EQ/Money Market	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Morgan Stanley Small Cap Growth	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/PIMCO Ultra Short Bond	IB	1.20	2.35	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Quality Bond PLUS	IB	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Small Company Index	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Small Company Index	IB	1.20	2.80	-	-	-	-	-	-	-	-
EQ/Value Equity	IB	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Fidelity® VIP Contrafund® Portfolio	SERVICE	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Franklin Income VIP Fund	CLASS 2	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Franklin Rising Dividends VIP Fund	CLASS 2	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Invesco V.I. Diversified Dividend Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Global Core Equity Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Global Fund	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Invesco V.I. Health Care Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Technology Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Janus Henderson Balanced Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Forty Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Forty Portfolio	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Janus Henderson Global Research Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Overseas Portfolio	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
MFS® Utilities Series	INITIAL	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	1.20	2.35	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
ProFund VP Bear	COMMON	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
ProFund VP Rising Rates Opportunity	COMMON	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.80
ProFund VP UltraBull	COMMON	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

		Total Return ***
	Share Class+	2024		2023		2022		2021		2020
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	IA	4.95%	4.95%	4.11%	4.11%	1.81%	1.81%	24.82%	24.82%	(5.72%)	(5.72%)
1290 VT Equity Income	IB	3.32%	8.48%	-4.13%	4.16%	0.25%	1.86%	22.90%	24.88%	(7.18%)	(5.68%)
1290 VT GAMCO Mergers & Acquisitions	IB	6.51%	7.75%	6.98%	8.22%	(8.20%)	(7.14%)	8.80%	10.06%	(3.59%)	(2.47%)
1290 VT GAMCO Small Company Value	IB	8.48%	10.24%	17.72%	19.61%	(13.13%)	(11.73%)	21.68%	23.64%	6.49%	8.20%
1290 VT Socially Responsible	IA	14.18%	14.18%	25.80%	25.80%	(23.13%)	(23.13%)	28.57%	28.57%	18.35%	18.35%
1290 VT Socially Responsible	IB	5.13%	20.22%	24.55%	25.98%	(23.92%)	(23.04%)	27.29%	28.76%	17.17%	18.53%
BNY Mellon Stock Index Fund, Inc.	INITIAL	22.98%	22.98%	24.25%	24.25%	(19.41%)	(19.41%)	26.69%	26.69%	16.43%	16.43%
EQ/AB Small Cap Growth	IA	2.24%	2.81%	15.00%	16.33%	(30.12%)	(29.31%)	10.30%	11.57%	32.31%	34.44%
EQ/AB Small Cap Growth	IB	8.81%	9.47%	-	-	-	-	-	-	-	-
EQ/Aggressive Allocation	IB	11.08%	12.37%	15.69%	17.03%	(20.25%)	(19.33%)	14.46%	15.78%	12.72%	14.02%
EQ/All Asset Growth Allocation	IB	8.57%	9.83%	11.52%	12.80%	(16.46%)	(15.49%)	8.35%	9.60%	9.68%	10.95%
EQ/Capital Group Research	IA	14.41%	15.29%	19.60%	21.53%	(21.20%)	(19.93%)	19.67%	21.60%	19.87%	21.80%
EQ/Capital Group Research	IB	10.36%	11.30%	-	-	-	-	-	-	-	-
EQ/Conservative Allocation	IB	2.86%	3.38%	6.14%	6.67%	(14.07%)	(13.64%)	0.32%	1.48%	4.82%	6.04%
EQ/Conservative-Plus Allocation	IB	4.53%	5.74%	8.36%	9.61%	(16.53%)	(15.57%)	4.25%	5.46%	7.43%	8.68%
EQ/Core Bond Index	IA	(0.93%)	(0.17%)	0.82%	3.31%	(11.26%)	(9.83%)	(4.80%)	(3.26%)	3.14%	4.80%
EQ/Core Bond Index	IB	0.52%	1.37%	-	-	-	-	-	-	-	-
EQ/Core Plus Bond	IA	(3.43%)	(1.87%)	0.45%	3.28%	(15.34%)	(13.97%)	(4.40%)	(2.86%)	11.69%	13.49%
EQ/Global Equity Managed Volatility	IA	9.06%	9.90%	17.99%	19.89%	(23.13%)	(21.89%)	12.69%	14.51%	11.12%	12.92%
EQ/Global Equity Managed Volatility	IB	0.40%	1.25%	-	-	-	-	-	-	-	-
EQ/Intermediate Government Bond	IA	(0.44%)	1.17%	0.65%	2.64%	(10.19%)	(8.74%)	(4.83%)	(3.30%)	1.42%	3.06%
EQ/Janus Enterprise	IA	3.47%	4.26%	13.80%	15.63%	(18.87%)	(17.56%)	13.61%	15.45%	15.54%	17.40%
EQ/Janus Enterprise	IB	7.25%	8.16%	-	-	-	-	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	31.98%	32.11%	44.37%	44.51%	(39.46%)	(39.40%)	12.30%	12.41%	34.72%	34.86%
EQ/Large Cap Growth Managed Volatility	IB	28.36%	28.36%	37.13%	37.13%	(31.51%)	(31.51%)	22.71%	22.71%	30.24%	30.24%
EQ/Large Cap Value Index	IA	5.09%	5.89%	1.37%	9.41%	(10.75%)	(9.32%)	20.85%	22.80%	(0.61%)	0.99%
EQ/Large Cap Value Index	IB	5.05%	5.94%	-	-	-	-	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	6.62%	7.21%	11.33%	12.62%	(13.64%)	(12.64%)	21.93%	23.34%	3.23%	4.42%
EQ/Large Cap Value Managed Volatility	IB	4.55%	5.18%	-	-	-	-	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	30.06%	32.16%	39.79%	42.03%	(29.96%)	(28.83%)	12.97%	14.79%	27.31%	29.36%
EQ/MFS International Growth	IB	7.31%	7.42%	12.85%	12.97%	(16.32%)	(16.24%)	7.96%	8.06%	13.80%	13.91%
EQ/Mid Cap Index	IA	4.45%	5.25%	5.51%	14.38%	(15.98%)	(14.63%)	20.46%	22.41%	9.74%	11.51%
EQ/Mid Cap Index	IB	5.36%	6.25%	-	-	-	-	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	1.88%	2.67%	10.08%	11.85%	(16.92%)	(15.58%)	23.89%	25.88%	2.07%	3.71%
EQ/Mid Cap Value Managed Volatility	IB	6.56%	7.46%	-	-	-	-	-	-	-	-
EQ/Moderate Allocation	IB	5.39%	6.62%	9.75%	11.01%	(17.43%)	(16.47%)	5.90%	7.12%	8.68%	9.83%
EQ/Moderate-Plus Allocation	IB	8.19%	9.44%	12.65%	13.95%	(18.98%)	(18.04%)	10.06%	11.33%	11.45%	12.74%
EQ/Money Market	IA	1.77%	3.42%	1.13%	3.21%	(1.69%)	(0.11%)	(2.58%)	(1.01%)	(2.56%)	(0.99%)
EQ/Morgan Stanley Small Cap Growth	IB	17.91%	19.28%	31.29%	32.80%	(45.42%)	(44.79%)	0.29%	1.45%	72.76%	74.36%
EQ/PIMCO Ultra Short Bond	IB	3.37%	4.57%	0.57%	4.37%	(3.34%)	(1.79%)	(3.20%)	(1.64%)	(1.68%)	(0.09%)
EQ/Quality Bond PLUS	IB	0.40%	0.50%	2.83%	2.93%	(11.41%)	(11.32%)	(3.43%)	(3.33%)	4.55%	4.66%

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2024

		Total Return ***
	Share Class+	2024		2023		2022		2021		2020
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Small Company Index	IA	(1.07%)	(0.31%)	13.59%	15.41%	(22.02%)	(20.77%)	11.88%	13.69%	16.43%	18.30%
EQ/Small Company Index	IB	9.20%	10.13%	-	-	-	-	-	-	-	-
EQ/Value Equity	IB	4.26%	5.95%	16.23%	18.10%	(17.45%)	(16.12%)	21.91%	23.88%	(0.02%)	1.59%
Fidelity® VIP Contrafund® Portfolio	SERVICE	31.83%	31.83%	31.56%	31.56%	(27.37%)	(27.37%)	26.00%	26.00%	28.68%	28.68%
Franklin Income VIP Fund	CLASS 2	4.23%	5.92%	5.63%	7.33%	(8.08%)	(6.60%)	13.53%	15.36%	(2.09%)	(0.51%)
Franklin Rising Dividends VIP Fund	CLASS 2	7.71%	9.46%	8.99%	10.74%	(13.04%)	(11.64%)	23.29%	25.28%	12.77%	14.59%
Invesco V.I. Diversified Dividend Fund	SERIES I	10.57%	11.86%	2.34%	7.75%	(3.96%)	(2.85%)	16.13%	17.48%	(2.18%)	(1.05%)
Invesco V.I. Global Core Equity Fund	SERIES I	14.12%	15.45%	18.91%	20.28%	(23.69%)	(22.81%)	13.28%	14.59%	10.60%	11.88%
Invesco V.I. Global Fund	SERVICE	12.57%	14.40%	18.13%	32.85%	(33.82%)	(32.75%)	11.99%	13.80%	23.82%	25.82%
Invesco V.I. Health Care Fund	SERIES I	1.74%	2.92%	0.64%	1.80%	(15.33%)	(14.35%)	9.69%	10.96%	11.80%	13.09%
Invesco V.I. Technology Fund	SERIES I	31.14%	32.66%	43.55%	45.20%	(41.34%)	(40.67%)	11.75%	13.05%	42.73%	44.37%
Janus Henderson Balanced Portfolio	INSTITUTIONAL	13.87%	13.87%	13.87%	13.87%	(17.52%)	(17.52%)	15.62%	15.62%	12.78%	12.78%
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	14.05%	14.05%	16.49%	16.49%	(17.07%)	(17.07%)	15.26%	15.26%	17.87%	17.87%
Janus Henderson Forty Portfolio	INSTITUTIONAL	26.74%	26.74%	38.09%	38.09%	(34.44%)	(34.44%)	21.25%	21.25%	37.53%	37.53%
Janus Henderson Forty Portfolio	SERVICE	24.58%	26.60%	35.81%	37.99%	(35.56%)	(34.52%)	19.22%	21.14%	35.20%	37.38%
Janus Henderson Global Research Portfolio	INSTITUTIONAL	21.92%	21.92%	25.08%	25.08%	(20.49%)	(20.49%)	16.51%	16.51%	18.45%	18.45%
Janus Henderson Overseas Portfolio	SERVICE	2.65%	4.31%	5.21%	9.27%	(11.35%)	(9.92%)	10.16%	11.94%	12.82%	14.64%
MFS® Utilities Series	INITIAL	9.05%	10.32%	-4.38%	-3.27%	(1.58%)	(0.44%)	11.44%	12.73%	3.44%	4.64%
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	(2.82%)	(1.69%)	-0.58%	4.01%	(13.46%)	(12.06%)	(6.80%)	(5.30%)	7.07%	8.80%
ProFund VP Bear	COMMON	(15.72%)	(14.74%)	-17.23%	-16.28%	14.40%	15.72%	(26.38%)	(25.53%)	(27.37%)	(26.50%)
ProFund VP Rising Rates Opportunity	COMMON	16.23%	17.58%	-0.60%	0.54%	54.81%	56.59%	(2.39%)	(1.26%)	(28.73%)	(27.57%)
ProFund VP UltraBull	COMMON	38.08%	40.32%	41.24%	43.51%	(40.80%)	(39.85%)	53.78%	56.26%	16.52%	18.40%

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.

** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (concluded)

December 31, 2024

10. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2024 through the date on which the financial statements were issued. It has been determined that there are no subsequent transactions or events that require adjustment or disclosure in the financial statements.